N-4	Dec. 31, 2022 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	Metropolitan Life Separate Account E
Entity Central Index Key	0000744043
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Financial Freedom Account Variable Annuity Contracts
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges For Early Withdrawal
Withdrawal charges are calculated as a percentage of amounts allocated to the Fixed Interest Account during the pay-in phase. A
Withdrawal Charge of up to 7.00% may be assessed on any amounts withdrawn from the Fixed Interest Account that were allocated to the Fixed Interest Account less than 8 years before the date of the withdrawal.

For example, if you make an early withdrawal, you could pay a
Withdrawal Charge of up to $7,000 on a $100,000 investment.
Fees
Transaction Charges
In addition to Withdrawal Charges, you also may be charged for other transactions, such as charges for transferring cash value among Divisions and between the Divisions and the Fixed Interest
Account and a premium tax charge. Although we do not currently charge a fee for transfers of cash value among Divisions or between the Divisions and the Fixed Interest Account, we reserve the right to impose a transfer fee of $25.

Loans will be charged an initial set-up fee and a loan maintenance fee. The Account Reduction Loan Initiation Fee is $75.00. The
Account Reduction Loan Maintenance Fee is $50.00.
Fees
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your
Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Fees
	Annual Fee	Minimum	Maximum
	Base Contract	0.95%(1)	0.95%(1)
	Investment options (Portfolio fees and expenses)	0.24%(2)	1.04%(2)
(1) As a percentage of your Account Balance in the Separate Account. (2) As a percentage of average daily net assets of the Portfolio.

Because your Contract is customizable, the choices you make affect how much you will pay. To help understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add contingent deferred sales charges that substantially increase costs.
		Fees
Lowest Annual Cost:	Highest Annual Cost:
$1,128	$1,821

Surrender Charge Example Maximum [Dollars]	$ 7,000
Transaction Charges [Text Block]
Transaction Charges
In addition to Withdrawal Charges, you also may be charged for other transactions, such as charges for transferring cash value among Divisions and between the Divisions and the Fixed Interest
Account and a premium tax charge. Although we do not currently charge a fee for transfers of cash value among Divisions or between the Divisions and the Fixed Interest Account, we reserve the right to impose a transfer fee of $25.

Loans will be charged an initial set-up fee and a loan maintenance fee. The Account Reduction Loan Initiation Fee is $75.00. The
Account Reduction Loan Maintenance Fee is $50.00.
Fees

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your
Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Fees
	Annual Fee	Minimum	Maximum
	Base Contract	0.95%(1)	0.95%(1)
	Investment options (Portfolio fees and expenses)	0.24%(2)	1.04%(2)
(1) As a percentage of your Account Balance in the Separate Account. (2) As a percentage of average daily net assets of the Portfolio.

Because your Contract is customizable, the choices you make affect how much you will pay. To help understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add contingent deferred sales charges that substantially increase costs.
		Fees
Lowest Annual Cost:	Highest Annual Cost:
$1,128	$1,821

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.95%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.95%
Base Contract (N-4) Footnotes [Text Block]	(1) As a percentage of your Account Balance in the Account.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.24%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.04%
Investment Options Footnotes [Text Block]	(2) As a percentage of average daily net assets of the Portfolio.
Lowest and Highest Annual Cost [Table Text Block]

Because your Contract is customizable, the choices you make affect how much you will pay. To help understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add contingent deferred sales charges that substantially increase costs.
		Fees
Lowest Annual Cost:	Highest Annual Cost:
$1,128	$1,821

Lowest Annual Cost [Dollars]	$ 1,128
Highest Annual Cost [Dollars]	$ 1,821
Risks [Table Text Block]
	RISKS	LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in the Contract, including loss of principal.	Principal Risks of Investing in the Contract
Not a Short- Term Investment
This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.

•An Early Withdrawal Charge of up to 7% may apply if You withdraw amounts from the Fixed Interest Account for up to eight years of when they were allocated to the Fixed Interest Account in your
Deferred Annuity. Withdrawal charges will reduce the value of your Contract if you withdraw money during that time.
•The benefits of tax deferral and mean that the Contract is more beneficial to investors with a long time horizon.
•Earnings on your Contract are taxed at ordinary income tax rates when You withdraw them, and You may have to pay a penalty if
You take a withdrawal before age 59 1∕2.
Principal Risks of Investing in the Contract
Risks Associated with Investment Options
•An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the
performance of the investment options available under the
Contract (e.g., Portfolios).
•Each investment option (including any Fixed Interest Account investment option) will have its own unique risks.
•You should review these investment options before making an investment decision.
Principal Risks of Investing in the Contract
Risk of Contract Termination	Subject to certain limitations, if your Account Value falls below the minimum Account Balance or is not sufficient to pay the Contract charges, we may terminate your Contract.	Principal Risks of Investing in the Contract
Insurance Company Risks
An investment in the Contract is subject to the risks related to the
Company. Any obligations (including under the Fixed Interest
Account), guarantees, or benefits are subject to the claims-paying ability of the Company, and our long term ability to make such payments, and are not guaranteed by any other party. MetLife is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product. More information about the Company, including its financial strength ratings, is available upon request by visiting
https://www.metlife.com/about-us/corporate-profile/ratings.
Principal Risks of Investing in the Contract

Investment Restrictions [Text Block]	Although we do not currently charge a fee for transfers of cash value among Divisions or between the Divisions and the Fixed Interest Account. We reserve the right to impose a transfer fee of $25. We reserve the right to add, remove or substitute Portfolios.The Company also has policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage additional limits that apply to transfers.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract.•There is no additional tax benefit if You purchase the through a tax-qualified plan or individual retirement account (IRA).•Earnings on your Contract are taxed at ordinary income tax rates when You withdraw them, and You may have to pay a penalty if You take a withdrawal before age 59 1∕2.
Investment Professional Compensation [Text Block]	Your investment professional may receive compensation for selling this Contract to You, both in the form of commissions and because MetLife may share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your Contract if You determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing Contract.
Item 4. Fee Table [Text Block]	FEES Financial Freedom Deferred Annuities and Income Annuities The following tables describe the fees and expenses You will pay when buying, owning, and surrendering or making withdrawals from the Deferred Annuity or Income Annuity. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract value between investment options. State premium taxes may also be deducted. Transaction Fees
Sales Load Imposed on Purchases	None
Withdrawal Charge(1) (as a percentage of amounts withdrawn from the Fixed Interest Account)	7%
Exchange Fee for Deferred Annuities	None
Account Reduction Loan Initiation Fee	$ 75(2)
Transfer Fee(3)	$25
Premium Tax Charges(4)	3.50%
1An Early Withdrawal Charge of up to 7% may be imposed on withdrawals made from amounts allocated to the Fixed Interest Account. The Early Withdrawal Charges imposed depends on the Plan in which You participate. Please refer to your Certificate for the Withdrawal Charges that would apply to you. No Early Withdrawal Charge is imposed on withdrawals from the Divisions of the Separate Account.[2]Either or both fees may be waived for certain groups. The loan maintenance fee is paid on a quarterly basis at the end of each quarter on a pro-rata basis from the Divisions and the Fixed Interest Account in which You then have a balance.[3]We reserve the right to limit transfers as described later in this Prospectus. We reserve the right to impose a transfer fee. The amount of this fee will be no greater than $25 per transfer.[4]Premium taxes depend on the state and range from 0- 3.50% of Contract Value (or, if applicable purchase payments).The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Portfolio Company fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below. Annual Contract Expenses
Base Contract Charge(1) (as a percentage of your average Account Value in the Separate Account)	0.95%
Annual Account Reduction Loan Maintenance Fee (per loan outstanding)(2)	$50
[1]Pursuant to the terms of the Contract, our total Separate Account charge will not exceed .95% of your average balance in the Divisions.[2]The fee may be waived for certain groups. The loan maintenance fee is paid on a quarterly basis at the end of each quarter on a pro-rata basis from the Divisions and the Fixed Interest Account in which You then have a balance.The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. A complete list of Portfolios available under the Contract, including their annual expenses, may be found in “Appendix A-Portfolio Companies Available Under the Contract” at the back of this Prospectus. Annual Portfolio Company Expenses
	Minimum	Maximum
expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses	0.24%	1.04%
Example This example is intended to help You compare the cost of investing in the Deferred Annuities and Income Annuities with the cost of investing in other variable annuity contracts. These costs include the Transaction Expenses, the Annual Contract Expenses and the Annual Portfolio Operating Expenses. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $100,000 investment for a Deferred Annuity for the time periods indicated. Your actual costs may be higher or lower. Assumptions: •You bear the Minimum or Maximum Annual Portfolio Operating Expenses (without reimbursement and/or waiver of expenses);•There is a maximum Separate Account charge of 0.95%;•the underlying Portfolio earns a 5% annual return; and•All of Your Account Value is allocated to the Separate Account.Based on these assumptions, your charges would be:
Transaction Expenses [Table Text Block]
Sales Load Imposed on Purchases	None
Withdrawal Charge(1) (as a percentage of amounts withdrawn from the Fixed Interest Account)	7%
Exchange Fee for Deferred Annuities	None
Account Reduction Loan Initiation Fee	$ 75(2)
Transfer Fee(3)	$25
Premium Tax Charges(4)	3.50%

Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Deferred Sales Load (of Other Amount), Maximum [Percent]	7.00%
Deferred Sales Load, Footnotes [Text Block]	An Early Withdrawal Charge of up to 7% may be imposed on withdrawals made from amounts allocated to the Fixed Interest Account. The Early Withdrawal Charges imposed depends on the Plan in which You participate. Please refer to your Certificate for the Withdrawal Charges that would apply to you. No Early Withdrawal Charge is imposed on withdrawals from the Divisions of the Separate Account.
Exchange Fee (of Other Amount), Maximum [Percent]	0.00%
Exchange Fee, Footnotes [Text Block]	We reserve the right to limit transfers as described later in this Prospectus. We reserve the right to impose a transfer fee. The amount of this fee will be no greater than $25 per transfer.
Other Transaction Fee, Maximum [Dollars]	$ 25
Annual Contract Expenses [Table Text Block]
Base Contract Charge(1) (as a percentage of your average Account Value in the Separate Account)	0.95%
Annual Account Reduction Loan Maintenance Fee (per loan outstanding)(2)	$50

Base Contract Expense (of Average Account Value), Maximum [Percent]	0.95%
Base Contract Expense, Footnotes [Text Block]	Pursuant to the terms of the Contract, our total Separate Account charge will not exceed .95% of your average balance in the Divisions.
Annual Portfolio Company Expenses [Table Text Block]
	Minimum	Maximum
expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses	0.24%	1.04%

Portfolio Company Expenses [Text Block]	expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses
Portfolio Company Expenses Minimum [Percent]	0.24%
Portfolio Company Expenses Maximum [Percent]	1.04%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 7,590
Surrender Expense, 1 Year, Minimum [Dollars]	6,790
Surrender Expense, 3 Years, Maximum [Dollars]	10,652
Surrender Expense, 3 Years, Minimum [Dollars]	8,208
Surrender Expense, 5 Years, Maximum [Dollars]	13,569
Surrender Expense, 5 Years, Minimum [Dollars]	9,422
Surrender Expense, 10 Years, Maximum [Dollars]	22,826
Surrender Expense, 10 Years, Minimum [Dollars]	$ 14,164
Annuitize Example [Table Text Block]
	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period
Maximum	$7,590	$10,652	$13,569	$22,826
Minimum	$6,790	$8,208	$9,422	$14,164
	1 Year	3 Years	5 Years	10 Years
If you annuitize or do not surrender your Contract at the end of the applicable time period
Maximum	$1,990	$6,152	$10,569	$22,826
Minimum	$1,190	$3,708	$6,422	$14,164

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 1,990
Annuitized Expense, 1 Year, Minimum [Dollars]	1,190
Annuitized Expense, 3 Years, Maximum [Dollars]	6,152
Annuitized Expense, 3 Years, Minimum [Dollars]	3,708
Annuitized Expense, 5 Years, Maximum [Dollars]	10,569
Annuitized Expense, 5 Years, Minimum [Dollars]	6,422
Annuitized Expense, 10 Years, Maximum [Dollars]	22,826
Annuitized Expense, 10 Years, Minimum [Dollars]	14,164
No Surrender Expense, 1 Year, Maximum [Dollars]	1,990
No Surrender Expense, 1 Year, Minimum [Dollars]	1,190
No Surrender Expense, 3 Years, Maximum [Dollars]	6,152
No Surrender Expense, 3 Years, Minimum [Dollars]	3,708
No Surrender Expense, 5 Years, Maximum [Dollars]	10,569
No Surrender Expense, 5 Years, Minimum [Dollars]	6,422
No Surrender Expense, 10 Years, Maximum [Dollars]	22,826
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 14,164
Item 5. Principal Risks [Table Text Block]	PRINCIPAL RISKS OF INVESTING IN THE CONTRACT Investing in the Contracts involves risks. The following are the principal risks of an investment in the Contract. You should carefully consider the below risks in addition to the other information contained in this Prospectus. Risk of Loss. An investment in the Contract is not a bank deposit and is not guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The Contract is subject to market risk (the risk that your investments may decline in value or underperform your expectations). As a result, You can lose money by investing in the Contract, including loss of principal. Contract Termination. Subject to certain limitations, if your Account Value falls below the minimum Account Balance or is not sufficient to pay the Contract charges, we may terminate your Contract. Not a Short-Term Investment. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. If you withdraw early, you may have to pay a Withdrawal Charge and/or income taxes, including a tax penalty if you are younger than age 59 1∕2. An Early Withdrawal Charge of up to 7% may apply to any amounts allocated to the Fixed Interest Account less than 8 years before the date of the withdrawal. Withdrawal Charges will reduce the value of your Contract if you withdraw money during that time. The benefits of tax deferral and living benefit protections also mean that the Contract is more beneficial to investors with a long time horizon. Risk of Underlying Portfolios. An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Portfolio Companies). Each investment option (including the Fixed Interest Account investment option) will have its own unique risks. We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Account Balance of your Contract resulting from the performance of the Portfolio You have chosen. You should review these investment options before making an investment decision. Information regarding the Portfolios available under your Contract is available in Appendix A to this Prospectus. Contract Termination. Subject to certain limitations, if your Account Value falls below the minimum Account Balance or is not sufficient to pay the Contract charges, we may terminate your Contract. Risks Associated with the Company. An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Fixed Interest Account), guarantees, or benefits are subject to the claims-paying ability of the Company, and our long term ability to make such payments, and are not guaranteed by any other party. MetLife is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product. Conflicts of Interest. Your investment professional may receive compensation for selling this Contract to You, both in the form of commissions and because MetLife may share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment. In addition, some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing Contract. Suitability. An investment in the Contract may not be suitable for all investors. For example, there is no additional tax benefit if You purchase the Contract through a tax-qualified plan or individual retirement account (IRA). Therefore, there should be reasons other than tax deferral for acquiring the Contract. You should consult with a tax or investment professional to determine the tax and other implications of an investment in and purchase payments received under the Contract. Taxation Risk. Although the provisions of the Code relevant to the Contract are generally described under “Federal Tax Considerations,” an investor should consult its own tax advisor concerning the effects of federal, state, local and foreign tax law on the Contract. No assurance can be given that, even if the tax provisions currently applicable to the Contract are favorable, the law or regulations or interpretations thereunder will not change and the Contract may be disadvantaged. Cybersecurity. Our business is highly dependent upon the effective operation of our information systems, and those of our service providers, vendors, and other third parties. Cybersecurity breaches of such systems can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality and our disaster recovery systems may be insufficient to safeguard our ability to conduct business. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate Accumulation Unit Values; cause the release and possible loss or destruction of confidential Contract Owner or business information; impede order processing or cause other operational issues; and result in regulatory enforcement actions or new laws or regulations which could increase our compliance costs. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, and we require our critical vendors to implement effective cybersecurity and data protection measures, there is no guarantee that we will be able to successfully manage this risk at all times. Pandemics and Other Public Health Issues. The pandemic spread of the novel coronavirus COVID-19 has caused and may continue to cause illnesses and deaths. This pandemic, other pandemics, and their related major public health issues, and governmental, business and consumer reactions to them, have affected and may continue to have a major impact on the global economy and financial markets. Governmental and non-governmental organizations may not effectively combat the spread and severity of such a pandemic, increasing uncertainty, and creating the potential for more rapid changes to which the Company may find it more difficult to adjust. For example, regulatory action in response to pandemics or other health issues may impose new requirements affecting the Company’s obligations under your Contract, exposing the Company to risks and costs that the Company is unable to foresee or underwrite. Terrorism and Security Risk.The continued threat of terrorism, ongoing or potential military and other actions such as the Russia-Ukraine conflict, and heightened security measures may cause significant volatility in global financial markets and result in loss of life, property damage, additional disruptions to commerce and reduced economic activity. The value of our investment portfolio may be adversely affected by declines in the credit and equity markets and reduced economic activity caused by such threats. Additionally, the performance of the Indexes may be adversely affected. This risk could be higher for Indexes with exposure to European or Russian markets, including the MSCI EAFE index. Companies in which we maintain investments may suffer losses as a result of financial, commercial or economic disruptions, and such disruptions might affect the ability of those companies to pay interest or principal on their securities or mortgage loans. Terrorist or military actions also could disrupt our operations centers and result in higher than anticipated claims under our insurance policies.
Item 10. Benefits Available (N-4) [Text Block]	BENEFITS AVAILABLE UNDER THE DEFERRED CONTRACT The following table summarizes information about the benefits available under the Contract:
Name of Benefit*	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/ Limitations
Basic Death Benefit
The Contract’s Death
Proceeds at any time
are the greater of: (1)
the sum of all purchase
payments adjusted for
any premium tax,
outstanding loan
amount, and prior
surrenders; or (2) Your
highest Account Value
as of December 31
following the end of
your fifth Contract Year
and at the end of every
other five year period.
In any case, less any
later partial
withdrawals, fees and
charges; or (3) The
total of all of your
purchase payments less
any partial withdrawals
(including any
applicable Early
Withdrawal Charge).
		Standard	None	•Withdrawals or loans could significantly reduce the benefit.
The Equity Generator®	An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to any one Division based on your selection.	Standard	None	•Benefit limits available investment options. •If your Fixed Interest Account Balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.
Name of Benefit*	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/ Limitations
Systematic Withdrawal Program	Automatically withdraws a specific dollar amount or a percentage of your Account Balance of your choice each Contract Year.	Standard	None
•Only available for
Financial Freedom
TSA and 403(a)
Deferred Annuities.
•Not available in all
states.
•Income taxes, tax
penalties and
Withdrawal Charges
may apply to your
withdrawals.
•Subject to our
required minimums
and administrative
restrictions.
•Not available in
conjunction with any
automated
investment strategy.

*If your annuity was issued in connection with an employer plan, you should check with your employer regarding the availability of riders.
Benefits Available [Table Text Block]
Name of Benefit*	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/ Limitations
Basic Death Benefit
The Contract’s Death
Proceeds at any time
are the greater of: (1)
the sum of all purchase
payments adjusted for
any premium tax,
outstanding loan
amount, and prior
surrenders; or (2) Your
highest Account Value
as of December 31
following the end of
your fifth Contract Year
and at the end of every
other five year period.
In any case, less any
later partial
withdrawals, fees and
charges; or (3) The
total of all of your
purchase payments less
any partial withdrawals
(including any
applicable Early
Withdrawal Charge).
		Standard	None	•Withdrawals or loans could significantly reduce the benefit.
The Equity Generator®	An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to any one Division based on your selection.	Standard	None	•Benefit limits available investment options. •If your Fixed Interest Account Balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.
Name of Benefit*	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/ Limitations
Systematic Withdrawal Program	Automatically withdraws a specific dollar amount or a percentage of your Account Balance of your choice each Contract Year.	Standard	None
•Only available for
Financial Freedom
TSA and 403(a)
Deferred Annuities.
•Not available in all
states.
•Income taxes, tax
penalties and
Withdrawal Charges
may apply to your
withdrawals.
•Subject to our
required minimums
and administrative
restrictions.
•Not available in
conjunction with any
automated
investment strategy.

Name of Benefit [Text Block]	Name of Benefit*
Purpose of Benefit [Text Block]	Purpose
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Brief Description ofRestrictions/Limitations
Name of Benefit [Text Block]	Name of Benefit*
Operation of Benefit [Text Block]	Death Benefits One of the insurance guarantees we provide You under your Deferred Annuity is that your beneficiaries will be protected during the “pay-in” phase against market downturns. You name your beneficiary(ies) under the following Deferred Annuities: •Financial Freedom TSA•Financial Freedom 403(a)For the following Deferred Annuities the trustee receives the death benefit: •Non-Qualified Deferred Annuity for•Section 457(f) deferred compensation plan•Section 451 deferred fee arrangements•Section 451 deferred compensation plans•Section 457(e)(11) severance and death benefit plans•Section 415(m) qualified governmental excess benefit arrangements•For PEDC Deferred Annuities, the employer or trustee receives the death benefit.The death benefit your beneficiary receives will be the greatest of: •Your Account Value;•Your highest Account Value as of December 31 following the end of your fifth Contract Year and at the end of every other five year period. In any case, less any later partial withdrawals, fees and charges; or•The total of all of your purchase payments less any partial withdrawals (including any applicable Early Withdrawal Charge).In each case, we deduct the amount of any outstanding loans from the death benefit. The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method. If we are notified of your death before any requested transaction is completed (which may include, depending on your administrative platform, transactions under automated investment strategies, the minimum distribution program and the Systematic Withdrawal Program), we may cancel the request. As described above, the death benefit will be determined when we receive proof of death and an election for the payment method. Until the beneficiary (or each beneficiary if there are multiple beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Divisions and is subject to investment risk. Where there are multiple beneficiaries, the death benefit will only be determined as of the time the first beneficiary submits the necessary documentation in Good Order. If the death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the Contract an amount equal to the difference between the death benefit payable and the Account Value in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Divisions until each of the other beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit. Any death benefit amounts held in the Divisions on behalf of the remaining beneficiaries are subject to investment risk. There is no additional death benefit guarantee. Your beneficiary has the option to apply the death benefit (less any applicable premium and other taxes) to a pay-out option offered under your Deferred Annuity. Your beneficiary may, however, decide to take the payment in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the beneficiary with immediate and full access to the proceeds, or under other settlement options that we may make available. If permitted in the Contract, if the beneficiary is your spouse, he/she may be substituted as the purchaser of the Non-Qualified Deferred Annuities and continue the Contract under the terms and conditions of the Contract that applied prior to the Owner’s death, with certain exceptions described in the Contract. In that case, the Account Value will be reset to equal the death benefit on the date the spouse continues the Deferred Annuity. (Any additional amounts added to the Account Value will be allocated in the same proportions to each balance in a Division and the Fixed Interest Account as each bears to the total Account Value.) If the spouse continues the Deferred Annuity, the death benefit is calculated as previously described, except, all values used to calculate the death benefit, which may include highest Account Value as of December 31 following the end of the fifth Contract Year and every other five-year period, are reset on the date the spouse continues the Deferred Annuity. Your spouse may make additional purchase payments and transfers and exercise any other rights as a purchaser of the Contract. Any applicable Early Withdrawal Charges will be assessed against future withdrawals. There is no death benefit after the pay-out phase begins, however, depending on the pay-out option you select, any remaining guarantee will be paid to your beneficiary. Total Control Account The beneficiary may elect to have the Contract’s death proceeds paid through a settlement option called the Total Control Account, subject to our current established administrative procedures and requirements. The Total Control Account is an interest-bearing account through which the beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate. You may also elect to have any Contract surrender proceeds paid into a Total Control Account established for You. Assets backing the Total Control Account are maintained in our General Account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because we bear the investment experience of the assets backing the Total Control Account, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency. Pay-Out Options (or Income Options) You may convert your Deferred Annuity into a regular stream of income after your “pay-in” or “accumulation” phase. The pay-out phase is often referred to as either “annuitizing” your Contract or taking an income annuity. When You select your pay-out option, You will be able to choose from the range of options we then have available. You have the flexibility to select a stream of income to meet your needs. If You decide You want a pay-out option, we withdraw some or all of your Account Value (less any premium taxes, outstanding loans and applicable Contract fees), then we apply the net amount to the option. You are not required to hold your Deferred Annuity for any minimum time period before You may annuitize. The variable pay-out option may not be available in all states. When considering a pay-out option, You should think about whether You want: •Payments guaranteed by us for the rest of your life (or for the rest of two lives);•Payments guaranteed by us for the rest of your life (or for the rest of two lives) or for a specified period;•A fixed dollar payment or a variable payment; or•A refund feature.Your income payment amount will depend upon your choices. For lifetime options, the age and sex (where permitted) of the measuring lives (annuitants) will also be considered. For example, if You select a pay-out option guaranteeing payments for your lifetime and your spouse’s lifetime, your payments will typically be lower than if You select a pay-out option with payments over only your lifetime. The terms of the Contract supplement to your Deferred Annuity will determine when your income payments start and the frequency with which You will receive your income payments. If You do not tell us otherwise, your Fixed Interest Account Value will be used to provide a Fixed Income Option and your Separate Account Value will be used to provide a variable pay-out income option. You can change or extend the date income payments begin at any time before the date specified in the Contract with 30 days prior notice to us (subject to restrictions that may apply in your state, restrictions imposed by your selling firm and our current established administrative procedures). Please be aware that once your Contract is annuitized, You are ineligible to receive the death benefit. Because the features of variable pay-out options in the Deferred Annuities are identical to the features of Income Annuities, please read the sections under the “Income Annuities” heading for more information about the available income types and the value of your income payments, reallocations and charges of your Contract in the pay-out phase.
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A Portfolio Companies Available Under The Contract The following is a list of Portfolios available. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at https://dfinview.com/metlife/tahd/MET000210. You can also request this information at no cost by calling 800-560-5001, by sending an email request to RCG@metlife.com, or through your registered representative. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio Companies. As noted in Appendix A below, if your annuity was issued in connection with an employer plan, not all Portfolios are available under all Contracts and you should ask your employer for a list of available Portfolios. The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Deferred Annuity may charge, such as Platform Charges. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company's past performance is not necessarily an indication of future performance. *The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.The Equity Generator®: In addition to the Fixed Interest Account these Automated Strategies may also use the: MetLife Stock Index Division
Frontier Mid Cap Growth Division.
Prospectuses Available [Text Block]	The following is a list of Portfolios available. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at https://dfinview.com/metlife/tahd/MET000210. You can also request this information at no cost by calling 800-560-5001, by sending an email request to RCG@metlife.com, or through your registered representative. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio Companies. As noted in Appendix A below, if your annuity was issued in connection with an employer plan, not all Portfolios are available under all Contracts and you should ask your employer for a list of available Portfolios. The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Deferred Annuity may charge, such as Platform Charges. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company's past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR	10 YEAR
Global Equity	American Funds Global Small Capitalization Fund* - Class 2 Capital Research and Management CompanySM	0.91%	-29.55%	2.79%	6.84%
US Equity	American Funds Growth Fund - Class 2 Capital Research and Management CompanySM	0.59%	-29.94%	11.14%	13.64%
US Equity	American Funds Growth-Income Fund - Class 2 Capital Research and Management CompanySM	0.53%	-16.50%	7.83%	11.54%
US Fixed Income	American Funds The Bond Fund of America* - Class 2 Capital Research and Management CompanySM	0.46%	-12.58%	0.76%	1.36%
Allocation	American Funds® Balanced Allocation Portfolio - Class C Brighthouse Investment Advisers, LLC	0.96%	-16.76%	4.29%	6.85%
Allocation	American Funds® Growth Allocation Portfolio - Class C Brighthouse Investment Advisers, LLC	0.99%	-18.52%	5.17%	8.43%
Allocation	American Funds® Moderate Allocation Portfolio - Class C Brighthouse Investment Advisers, LLC	0.93%	-14.63%	3.48%	5.54%
International Equity	Baillie Gifford International Stock Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited (subsidiary of Baillie Gifford & Co.)	0.73%	-28.60%	-0.23%	4.45%
US Fixed Income	BlackRock Bond Income Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.38%	-14.15%	0.32%	1.55%
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR	10 YEAR
US Equity	BlackRock Capital Appreciation Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.78%	-37.68%	7.52%	11.50%
Allocation	Brighthouse Asset Allocation 100 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.73%	-19.89%	5.44%	8.94%
Allocation	Brighthouse Asset Allocation 20 Portfolio* - Class A Brighthouse Investment Advisers, LLC	0.63%	-12.54%	1.78%	2.96%
Allocation	Brighthouse Asset Allocation 40 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.62%	-13.63%	2.82%	4.64%
Allocation	Brighthouse Asset Allocation 60 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.65%	-15.17%	3.94%	6.33%
Allocation	Brighthouse Asset Allocation 80 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.68%	-17.71%	4.79%	7.79%
US Equity	Brighthouse/Artisan Mid Cap Value Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership	0.76%	-12.62%	4.82%	8.29%
US Fixed Income	Brighthouse/Franklin Low Duration Total Return Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.	0.72%	-4.74%	0.50%	0.85%
Allocation	Brighthouse/Wellington Balanced Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.52%	-17.08%	5.67%	8.30%
US Equity	Brighthouse/Wellington Core Equity Opportunities Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.61%	-5.08%	11.45%	12.78%
US Equity	Brighthouse/Wellington Large Cap Research Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.54%	-19.02%	8.82%	12.46%
Allocation	Calvert VP SRI Balanced Portfolio - Class I Calvert Research and Management	0.64%	-15.41%	6.32%	7.57%
US Equity	Calvert VP SRI Mid Cap Portfolio* - Calvert Research and Management	0.99%	-19.49%	5.47%	7.81%
Sector	CBRE Global Real Estate Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC	0.79%	-24.89%	1.89%	3.61%
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR	10 YEAR
US Equity	Equity-Income Portfolio - Initial Class Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, FMR Japan	0.51%	-4.96%	8.16%	10.19%
Allocation	Freedom 2020 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.73%	-15.97%	3.47%	5.79%
Allocation	Freedom 2025 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.76%	-16.64%	3.84%	6.51%
Allocation	Freedom 2030 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.79%	-17.09%	4.34%	7.22%
Allocation	Freedom 2035 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.84%	-17.89%	5.12%	8.11%
Allocation	Freedom 2040 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.88%	-18.41%	5.62%	8.44%
Allocation	Freedom 2045 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.88%	-18.42%	5.63%	8.51%
Allocation	Freedom 2050 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.88%	-18.47%	5.61%	8.53%
Allocation	Freedom 2055 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.88%	-18.46%	—	—
Allocation	Freedom 2060 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.88%	-18.38%	—	—
US Equity	Frontier Mid Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC	0.70%	-28.15%	6.39%	10.57%
US Fixed Income	Government Money Market Portfolio - Initial Class Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, FMR Japan	0.24%	1.44%	1.08%	0.64%
US Equity	Growth Portfolio - Initial Class Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, FMR Japan	0.61%	-24.46%	12.42%	14.81%
International Equity	Harris Oakmark International Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.	0.87%	-15.93%	-1.85%	4.25%
Global Equity	Invesco Global Equity Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.58%	-31.70%	3.03%	8.05%
US Equity	Invesco Small Cap Growth Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.96%	-35.11%	4.33%	9.94%
US Fixed Income	Investment Grade Bond Portfolio - Initial Class Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, FMR Japan	0.40%	-12.96%	0.64%	1.53%
US Equity	Jennison Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC	0.54%	-38.87%	8.40%	13.05%
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR	10 YEAR
Allocation	Loomis Sayles Global Allocation Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	1.03%	-23.30%	3.95%	6.73%
US Equity	Loomis Sayles Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.57%	-27.86%	5.54%	10.34%
US Equity	Loomis Sayles Small Cap Core Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.88%	-15.06%	5.32%	9.89%
US Equity	Loomis Sayles Small Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.86%	-22.96%	7.75%	11.62%
US Fixed Income	MetLife Aggregate Bond Index Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.27%	-13.09%	-0.18%	0.82%
US Equity	MetLife Mid Cap Stock Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.29%	-13.26%	6.45%	10.51%
International Equity	MetLife MSCI EAFE® Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.38%	-14.47%	1.40%	4.39%
US Equity	MetLife Russell 2000® Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.31%	-20.23%	4.09%	9.00%
US Equity	MetLife Stock Index Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.26%	-18.30%	9.16%	12.28%
International Equity	MFS® Research International Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.64%	-17.30%	3.08%	5.02%
Allocation	MFS® Total Return Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.60%	-9.63%	5.19%	7.39%
US Equity	MFS® Value Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.71%	-6.10%	7.36%	11.12%
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR	10 YEAR
US Equity	Morgan Stanley Discovery Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.	0.65%	-62.47%	5.73%	8.62%
US Equity	Neuberger Berman Genesis Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	0.80%	-19.15%	7.70%	10.74%
US Fixed Income	PIMCO Inflation Protected Bond Portfolio - Class E Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.92%	-11.73%	1.95%	0.84%
US Fixed Income	PIMCO Total Return Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.49%	-14.34%	0.04%	1.07%
Allocation	SSGA Growth and Income ETF Portfolio - Class E Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.69%	-15.26%	3.45%	5.52%
Allocation	SSGA Growth ETF Portfolio - Class E Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.72%	-15.78%	4.24%	6.75%
US Equity	T. Rowe Price Large Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.57%	-40.46%	4.93%	11.29%
US Equity	T. Rowe Price Mid Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.70%	-22.33%	7.44%	12.18%
US Equity	T. Rowe Price Small Cap Growth Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.50%	-22.15%	6.11%	11.35%
US Equity	Victory Sycamore Mid Cap Value Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management, Inc.	0.59%	-2.45%	10.12%	10.43%
US Fixed Income	Western Asset Management Strategic Bond Opportunities Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company, LLC (Legg Mason)	0.55%	-16.66%	0.18%	2.19%
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR	10 YEAR
US Fixed Income	Western Asset Management U.S. Government Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company, LLC (Legg Mason)	0.49%	-9.01%	0.19%	0.68%

Portfolio Company Objective [Text Block]	FUNDTYPE
Temporary Fee Reductions, Current Expenses [Text Block]	The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.
Financial Freedom Account Variable Annuity Contracts | RisksAssociatedwithInvestmentOptionsMember
Prospectus:
Risk [Text Block]	Risk of Underlying Portfolios. An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Portfolio Companies). Each investment option (including the Fixed Interest Account investment option) will have its own unique risks. We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Account Balance of your Contract resulting from the performance of the Portfolio You have chosen. You should review these investment options before making an investment decision. Information regarding the Portfolios available under your Contract is available in Appendix A to this Prospectus.
Financial Freedom Account Variable Annuity Contracts | ContractTerminationMember
Prospectus:
Risk [Text Block]	Contract Termination. Subject to certain limitations, if your Account Value falls below the minimum Account Balance or is not sufficient to pay the Contract charges, we may terminate your Contract.
Principal Risk [Text Block]	Contract Termination. Subject to certain limitations, if your Account Value falls below the minimum Account Balance or is not sufficient to pay the Contract charges, we may terminate your Contract.
Financial Freedom Account Variable Annuity Contracts | RisksAssociatedwiththeCompanyMember
Prospectus:
Risk [Text Block]	Risks Associated with the Company. An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Fixed Interest Account), guarantees, or benefits are subject to the claims-paying ability of the Company, and our long term ability to make such payments, and are not guaranteed by any other party. MetLife is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.
Financial Freedom Account Variable Annuity Contracts | ConflictsofInterestMember
Prospectus:
Risk [Text Block]	Conflicts of Interest. Your investment professional may receive compensation for selling this Contract to You, both in the form of commissions and because MetLife may share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment. In addition, some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing Contract.
Financial Freedom Account Variable Annuity Contracts | SuitabilityMember
Prospectus:
Risk [Text Block]	Suitability. An investment in the Contract may not be suitable for all investors. For example, there is no additional tax benefit if You purchase the Contract through a tax-qualified plan or individual retirement account (IRA). Therefore, there should be reasons other than tax deferral for acquiring the Contract. You should consult with a tax or investment professional to determine the tax and other implications of an investment in and purchase payments received under the Contract.
Financial Freedom Account Variable Annuity Contracts | TaxationRiskMember
Prospectus:
Risk [Text Block]	Taxation Risk. Although the provisions of the Code relevant to the Contract are generally described under “Federal Tax Considerations,” an investor should consult its own tax advisor concerning the effects of federal, state, local and foreign tax law on the Contract. No assurance can be given that, even if the tax provisions currently applicable to the Contract are favorable, the law or regulations or interpretations thereunder will not change and the Contract may be disadvantaged.
Financial Freedom Account Variable Annuity Contracts | CybersecurityMember
Prospectus:
Risk [Text Block]	Cybersecurity. Our business is highly dependent upon the effective operation of our information systems, and those of our service providers, vendors, and other third parties. Cybersecurity breaches of such systems can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality and our disaster recovery systems may be insufficient to safeguard our ability to conduct business. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate Accumulation Unit Values; cause the release and possible loss or destruction of confidential Contract Owner or business information; impede order processing or cause other operational issues; and result in regulatory enforcement actions or new laws or regulations which could increase our compliance costs. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, and we require our critical vendors to implement effective cybersecurity and data protection measures, there is no guarantee that we will be able to successfully manage this risk at all times.
Financial Freedom Account Variable Annuity Contracts | PandemicsAndOtherPublicHealthIssuesMember
Prospectus:
Risk [Text Block]	Pandemics and Other Public Health Issues. The pandemic spread of the novel coronavirus COVID-19 has caused and may continue to cause illnesses and deaths. This pandemic, other pandemics, and their related major public health issues, and governmental, business and consumer reactions to them, have affected and may continue to have a major impact on the global economy and financial markets. Governmental and non-governmental organizations may not effectively combat the spread and severity of such a pandemic, increasing uncertainty, and creating the potential for more rapid changes to which the Company may find it more difficult to adjust. For example, regulatory action in response to pandemics or other health issues may impose new requirements affecting the Company’s obligations under your Contract, exposing the Company to risks and costs that the Company is unable to foresee or underwrite.
Financial Freedom Account Variable Annuity Contracts | TerrorismSecurityRiskMember
Prospectus:
Risk [Text Block]	Terrorism and Security Risk.The continued threat of terrorism, ongoing or potential military and other actions such as the Russia-Ukraine conflict, and heightened security measures may cause significant volatility in global financial markets and result in loss of life, property damage, additional disruptions to commerce and reduced economic activity. The value of our investment portfolio may be adversely affected by declines in the credit and equity markets and reduced economic activity caused by such threats. Additionally, the performance of the Indexes may be adversely affected. This risk could be higher for Indexes with exposure to European or Russian markets, including the MSCI EAFE index. Companies in which we maintain investments may suffer losses as a result of financial, commercial or economic disruptions, and such disruptions might affect the ability of those companies to pay interest or principal on their securities or mortgage loans. Terrorist or military actions also could disrupt our operations centers and result in higher than anticipated claims under our insurance policies.
Financial Freedom Account Variable Annuity Contracts | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	Risk of Loss. An investment in the Contract is not a bank deposit and is not guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The Contract is subject to market risk (the risk that your investments may decline in value or underperform your expectations). As a result, You can lose money by investing in the Contract, including loss of principal.
Financial Freedom Account Variable Annuity Contracts | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	Not a Short-Term Investment. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. If you withdraw early, you may have to pay a Withdrawal Charge and/or income taxes, including a tax penalty if you are younger than age 59 1∕2. An Early Withdrawal Charge of up to 7% may apply to any amounts allocated to the Fixed Interest Account less than 8 years before the date of the withdrawal. Withdrawal Charges will reduce the value of your Contract if you withdraw money during that time. The benefits of tax deferral and living benefit protections also mean that the Contract is more beneficial to investors with a long time horizon.
Financial Freedom Account Variable Annuity Contracts | AmericanFundsGlobalSmallCapitalizationFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Name [Text Block]	American Funds Global Small Capitalization Fund* - Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(29.55%)
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	6.84%
Financial Freedom Account Variable Annuity Contracts | AmericanFundsGrowthFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	American Funds Growth Fund - Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	(29.94%)
Average Annual Total Returns, 5 Years [Percent]	11.14%
Average Annual Total Returns, 10 Years [Percent]	13.64%
Financial Freedom Account Variable Annuity Contracts | AmericanFundsGrowthIncomeFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	American Funds Growth-Income Fund - Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	(16.50%)
Average Annual Total Returns, 5 Years [Percent]	7.83%
Average Annual Total Returns, 10 Years [Percent]	11.54%
Financial Freedom Account Variable Annuity Contracts | AmericanFundsTheBondFundofAmericaClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	American Funds The Bond Fund of America* - Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	(12.58%)
Average Annual Total Returns, 5 Years [Percent]	0.76%
Average Annual Total Returns, 10 Years [Percent]	1.36%
Financial Freedom Account Variable Annuity Contracts | AmericanFundsBalancedAllocationPortfolioClassCMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Funds® Balanced Allocation Portfolio - Class C
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(16.76%)
Average Annual Total Returns, 5 Years [Percent]	4.29%
Average Annual Total Returns, 10 Years [Percent]	6.85%
Financial Freedom Account Variable Annuity Contracts | AmericanFundsGrowthAllocationPortfolioClassCMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Funds® Growth Allocation Portfolio - Class C
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(18.52%)
Average Annual Total Returns, 5 Years [Percent]	5.17%
Average Annual Total Returns, 10 Years [Percent]	8.43%
Financial Freedom Account Variable Annuity Contracts | AmericanFundsModerateAllocationPortfolioClassCMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Funds® Moderate Allocation Portfolio - Class C
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(14.63%)
Average Annual Total Returns, 5 Years [Percent]	3.48%
Average Annual Total Returns, 10 Years [Percent]	5.54%
Financial Freedom Account Variable Annuity Contracts | BaillieGiffordInternationalStockPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Baillie Gifford International Stock Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Baillie Gifford Overseas Limited(subsidiary of Baillie Gifford & Co.)
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(28.60%)
Average Annual Total Returns, 5 Years [Percent]	(0.23%)
Average Annual Total Returns, 10 Years [Percent]	4.45%
Financial Freedom Account Variable Annuity Contracts | BlackRockBondIncomePortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	BlackRock Bond Income Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	(14.15%)
Average Annual Total Returns, 5 Years [Percent]	0.32%
Average Annual Total Returns, 10 Years [Percent]	1.55%
Financial Freedom Account Variable Annuity Contracts | BlackRockCapitalAppreciationPortfolioClassEMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	BlackRock Capital Appreciation Portfolio* - Class E
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(37.68%)
Average Annual Total Returns, 5 Years [Percent]	7.52%
Average Annual Total Returns, 10 Years [Percent]	11.50%
Financial Freedom Account Variable Annuity Contracts | BrighthouseAssetAllocation100PortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 100 Portfolio - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(19.89%)
Average Annual Total Returns, 5 Years [Percent]	5.44%
Average Annual Total Returns, 10 Years [Percent]	8.94%
Financial Freedom Account Variable Annuity Contracts | BrighthouseAssetAllocation20PortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 20 Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	(12.54%)
Average Annual Total Returns, 5 Years [Percent]	1.78%
Average Annual Total Returns, 10 Years [Percent]	2.96%
Financial Freedom Account Variable Annuity Contracts | BrighthouseAssetAllocation40PortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 40 Portfolio - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	(13.63%)
Average Annual Total Returns, 5 Years [Percent]	2.82%
Average Annual Total Returns, 10 Years [Percent]	4.64%
Financial Freedom Account Variable Annuity Contracts | BrighthouseAssetAllocation60PortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 60 Portfolio - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(15.17%)
Average Annual Total Returns, 5 Years [Percent]	3.94%
Average Annual Total Returns, 10 Years [Percent]	6.33%
Financial Freedom Account Variable Annuity Contracts | BrighthouseAssetAllocation80PortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 80 Portfolio - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	(17.71%)
Average Annual Total Returns, 5 Years [Percent]	4.79%
Average Annual Total Returns, 10 Years [Percent]	7.79%
Financial Freedom Account Variable Annuity Contracts | BrighthouseArtisanMidCapValuePortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Brighthouse/Artisan Mid Cap Value Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Artisan Partners Limited Partnership
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(12.62%)
Average Annual Total Returns, 5 Years [Percent]	4.82%
Average Annual Total Returns, 10 Years [Percent]	8.29%
Financial Freedom Account Variable Annuity Contracts | BrighthouseFranklinLowDurationTotalReturnPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	Brighthouse/Franklin Low Duration Total Return Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(4.74%)
Average Annual Total Returns, 5 Years [Percent]	0.50%
Average Annual Total Returns, 10 Years [Percent]	0.85%
Financial Freedom Account Variable Annuity Contracts | BrighthouseWellingtonBalancedPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Brighthouse/Wellington Balanced Portfolio - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	(17.08%)
Average Annual Total Returns, 5 Years [Percent]	5.67%
Average Annual Total Returns, 10 Years [Percent]	8.30%
Financial Freedom Account Variable Annuity Contracts | BrighthouseWellingtonCoreEquityOpportunitiesPortfolioClassEMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(5.08%)
Average Annual Total Returns, 5 Years [Percent]	11.45%
Average Annual Total Returns, 10 Years [Percent]	12.78%
Financial Freedom Account Variable Annuity Contracts | BrighthouseWellingtonLargeCapResearchPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Brighthouse/Wellington Large Cap Research Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	(19.02%)
Average Annual Total Returns, 5 Years [Percent]	8.82%
Average Annual Total Returns, 10 Years [Percent]	12.46%
Financial Freedom Account Variable Annuity Contracts | CalvertVPSRIBalancedPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Calvert VP SRI Balanced Portfolio - Class I
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(15.41%)
Average Annual Total Returns, 5 Years [Percent]	6.32%
Average Annual Total Returns, 10 Years [Percent]	7.57%
Financial Freedom Account Variable Annuity Contracts | CalvertVPSRIMidCapPortfolioXMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(19.49%)
Average Annual Total Returns, 5 Years [Percent]	5.47%
Average Annual Total Returns, 10 Years [Percent]	7.81%
Financial Freedom Account Variable Annuity Contracts | CBREGlobalRealEstatePortfolioClassEMember
Prospectus:
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Name [Text Block]	CBRE Global Real Estate Portfolio* - Class E
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	CBRE Investment Management Listed Real Assets LLC
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(24.89%)
Average Annual Total Returns, 5 Years [Percent]	1.89%
Average Annual Total Returns, 10 Years [Percent]	3.61%
Financial Freedom Account Variable Annuity Contracts | EquityIncomePortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Equity-Income Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR UK, FMR HK, FMR Japan
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	(4.96%)
Average Annual Total Returns, 5 Years [Percent]	8.16%
Average Annual Total Returns, 10 Years [Percent]	10.19%
Financial Freedom Account Variable Annuity Contracts | Freedom2020PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Freedom 2020 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(15.97%)
Average Annual Total Returns, 5 Years [Percent]	3.47%
Average Annual Total Returns, 10 Years [Percent]	5.79%
Financial Freedom Account Variable Annuity Contracts | Freedom2025PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Freedom 2025 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(16.64%)
Average Annual Total Returns, 5 Years [Percent]	3.84%
Average Annual Total Returns, 10 Years [Percent]	6.51%
Financial Freedom Account Variable Annuity Contracts | Freedom2030PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Freedom 2030 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(17.09%)
Average Annual Total Returns, 5 Years [Percent]	4.34%
Average Annual Total Returns, 10 Years [Percent]	7.22%
Financial Freedom Account Variable Annuity Contracts | Freedom2035PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Freedom 2035 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(17.89%)
Average Annual Total Returns, 5 Years [Percent]	5.12%
Average Annual Total Returns, 10 Years [Percent]	8.11%
Financial Freedom Account Variable Annuity Contracts | Freedom2040PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Freedom 2040 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(18.41%)
Average Annual Total Returns, 5 Years [Percent]	5.62%
Average Annual Total Returns, 10 Years [Percent]	8.44%
Financial Freedom Account Variable Annuity Contracts | Freedom2045PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Freedom 2045 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(18.42%)
Average Annual Total Returns, 5 Years [Percent]	5.63%
Average Annual Total Returns, 10 Years [Percent]	8.51%
Financial Freedom Account Variable Annuity Contracts | Freedom2050PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Freedom 2050 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(18.47%)
Average Annual Total Returns, 5 Years [Percent]	5.61%
Average Annual Total Returns, 10 Years [Percent]	8.53%
Financial Freedom Account Variable Annuity Contracts | Freedom2055PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Freedom 2055 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(18.46%)
Financial Freedom Account Variable Annuity Contracts | Freedom2060PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Freedom 2060 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(18.38%)
Financial Freedom Account Variable Annuity Contracts | FrontierMidCapGrowthPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Frontier Mid Cap Growth Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Frontier Capital Management Company, LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(28.15%)
Average Annual Total Returns, 5 Years [Percent]	6.39%
Average Annual Total Returns, 10 Years [Percent]	10.57%
Financial Freedom Account Variable Annuity Contracts | GovernmentMoneyMarketPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	Government Money Market Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR UK, FMR HK, FMR Japan
Current Expenses [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	1.44%
Average Annual Total Returns, 5 Years [Percent]	1.08%
Average Annual Total Returns, 10 Years [Percent]	0.64%
Financial Freedom Account Variable Annuity Contracts | GrowthPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Growth Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR UK, FMR HK, FMR Japan
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(24.46%)
Average Annual Total Returns, 5 Years [Percent]	12.42%
Average Annual Total Returns, 10 Years [Percent]	14.81%
Financial Freedom Account Variable Annuity Contracts | HarrisOakmarkInternationalPortfolioClassEMember
Prospectus:
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Harris Oakmark International Portfolio* - Class E
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Harris Associates L.P.
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(15.93%)
Average Annual Total Returns, 5 Years [Percent]	(1.85%)
Average Annual Total Returns, 10 Years [Percent]	4.25%
Financial Freedom Account Variable Annuity Contracts | InvescoGlobalEquityPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Name [Text Block]	Invesco Global Equity Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	(31.70%)
Average Annual Total Returns, 5 Years [Percent]	3.03%
Average Annual Total Returns, 10 Years [Percent]	8.05%
Financial Freedom Account Variable Annuity Contracts | InvescoSmallCapGrowthPortfolioClassEMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Invesco Small Cap Growth Portfolio* - Class E
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(35.11%)
Average Annual Total Returns, 5 Years [Percent]	4.33%
Average Annual Total Returns, 10 Years [Percent]	9.94%
Financial Freedom Account Variable Annuity Contracts | InvestmentGradeBondPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	Investment Grade Bond Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR UK, FMR HK, FMR Japan
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	(12.96%)
Average Annual Total Returns, 5 Years [Percent]	0.64%
Average Annual Total Returns, 10 Years [Percent]	1.53%
Financial Freedom Account Variable Annuity Contracts | JennisonGrowthPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Jennison Growth Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	(38.87%)
Average Annual Total Returns, 5 Years [Percent]	8.40%
Average Annual Total Returns, 10 Years [Percent]	13.05%
Financial Freedom Account Variable Annuity Contracts | LoomisSaylesGlobalAllocationPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Loomis Sayles Global Allocation Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(23.30%)
Average Annual Total Returns, 5 Years [Percent]	3.95%
Average Annual Total Returns, 10 Years [Percent]	6.73%
Financial Freedom Account Variable Annuity Contracts | LoomisSaylesGrowthPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Loomis Sayles Growth Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	(27.86%)
Average Annual Total Returns, 5 Years [Percent]	5.54%
Average Annual Total Returns, 10 Years [Percent]	10.34%
Financial Freedom Account Variable Annuity Contracts | LoomisSaylesSmallCapCorePortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Loomis Sayles Small Cap Core Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(15.06%)
Average Annual Total Returns, 5 Years [Percent]	5.32%
Average Annual Total Returns, 10 Years [Percent]	9.89%
Financial Freedom Account Variable Annuity Contracts | LoomisSaylesSmallCapGrowthPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Loomis Sayles Small Cap Growth Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(22.96%)
Average Annual Total Returns, 5 Years [Percent]	7.75%
Average Annual Total Returns, 10 Years [Percent]	11.62%
Financial Freedom Account Variable Annuity Contracts | MetLifeAggregateBondIndexPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	MetLife Aggregate Bond Index Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	(13.09%)
Average Annual Total Returns, 5 Years [Percent]	(0.18%)
Average Annual Total Returns, 10 Years [Percent]	0.82%
Financial Freedom Account Variable Annuity Contracts | MetLifeMidCapStockIndexPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	MetLife Mid Cap Stock Index Portfolio - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	(13.26%)
Average Annual Total Returns, 5 Years [Percent]	6.45%
Average Annual Total Returns, 10 Years [Percent]	10.51%
Financial Freedom Account Variable Annuity Contracts | MetLifeMSCIEAFEIndexPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	MetLife MSCI EAFE® Index Portfolio - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	(14.47%)
Average Annual Total Returns, 5 Years [Percent]	1.40%
Average Annual Total Returns, 10 Years [Percent]	4.39%
Financial Freedom Account Variable Annuity Contracts | MetLifeRussell2000IndexPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	MetLife Russell 2000® Index Portfolio - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.31%
Average Annual Total Returns, 1 Year [Percent]	(20.23%)
Average Annual Total Returns, 5 Years [Percent]	4.09%
Average Annual Total Returns, 10 Years [Percent]	9.00%
Financial Freedom Account Variable Annuity Contracts | MetLifeStockIndexPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	MetLife Stock Index Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	(18.30%)
Average Annual Total Returns, 5 Years [Percent]	9.16%
Average Annual Total Returns, 10 Years [Percent]	12.28%
Financial Freedom Account Variable Annuity Contracts | MFSResearchInternationalPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	MFS® Research International Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(17.30%)
Average Annual Total Returns, 5 Years [Percent]	3.08%
Average Annual Total Returns, 10 Years [Percent]	5.02%
Financial Freedom Account Variable Annuity Contracts | MFSTotalReturnPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	MFS® Total Return Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(9.63%)
Average Annual Total Returns, 5 Years [Percent]	5.19%
Average Annual Total Returns, 10 Years [Percent]	7.39%
Financial Freedom Account Variable Annuity Contracts | MFSValuePortfolioClassEMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	MFS® Value Portfolio* - Class E
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(6.10%)
Average Annual Total Returns, 5 Years [Percent]	7.36%
Average Annual Total Returns, 10 Years [Percent]	11.12%
Financial Freedom Account Variable Annuity Contracts | MorganStanleyDiscoveryPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Morgan Stanley Discovery Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Inc.
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(62.47%)
Average Annual Total Returns, 5 Years [Percent]	5.73%
Average Annual Total Returns, 10 Years [Percent]	8.62%
Financial Freedom Account Variable Annuity Contracts | NeubergerBermanGenesisPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Neuberger Berman Genesis Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(19.15%)
Average Annual Total Returns, 5 Years [Percent]	7.70%
Average Annual Total Returns, 10 Years [Percent]	10.74%
Financial Freedom Account Variable Annuity Contracts | PIMCOInflationProtectedBondPortfolioClassEMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	PIMCO Inflation Protected Bond Portfolio - Class E
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(11.73%)
Average Annual Total Returns, 5 Years [Percent]	1.95%
Average Annual Total Returns, 10 Years [Percent]	0.84%
Financial Freedom Account Variable Annuity Contracts | PIMCOTotalReturnPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	PIMCO Total Return Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	(14.34%)
Average Annual Total Returns, 5 Years [Percent]	0.04%
Average Annual Total Returns, 10 Years [Percent]	1.07%
Financial Freedom Account Variable Annuity Contracts | SSGAGrowthandIncomeETFPortfolioClassEMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	SSGA Growth and Income ETF Portfolio - Class E
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	(15.26%)
Average Annual Total Returns, 5 Years [Percent]	3.45%
Average Annual Total Returns, 10 Years [Percent]	5.52%
Financial Freedom Account Variable Annuity Contracts | SSGAGrowthETFPortfolioClassEMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	SSGA Growth ETF Portfolio - Class E
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(15.78%)
Average Annual Total Returns, 5 Years [Percent]	4.24%
Average Annual Total Returns, 10 Years [Percent]	6.75%
Financial Freedom Account Variable Annuity Contracts | TRowePriceLargeCapGrowthPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	T. Rowe Price Large Cap Growth Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	(40.46%)
Average Annual Total Returns, 5 Years [Percent]	4.93%
Average Annual Total Returns, 10 Years [Percent]	11.29%
Financial Freedom Account Variable Annuity Contracts | TRowePriceMidCapGrowthPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	T. Rowe Price Mid Cap Growth Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(22.33%)
Average Annual Total Returns, 5 Years [Percent]	7.44%
Average Annual Total Returns, 10 Years [Percent]	12.18%
Financial Freedom Account Variable Annuity Contracts | TRowePriceSmallCapGrowthPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	T. Rowe Price Small Cap Growth Portfolio - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	(22.15%)
Average Annual Total Returns, 5 Years [Percent]	6.11%
Average Annual Total Returns, 10 Years [Percent]	11.35%
Financial Freedom Account Variable Annuity Contracts | VictorySycamoreMidCapValuePortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Victory Sycamore Mid Cap Value Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Victory Capital Management, Inc.
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	(2.45%)
Average Annual Total Returns, 5 Years [Percent]	10.12%
Average Annual Total Returns, 10 Years [Percent]	10.43%
Financial Freedom Account Variable Annuity Contracts | WesternAssetManagementStrategicBondOpportunitiesPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	Western Asset Management Strategic Bond Opportunities Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company, LLC(Legg Mason)
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(16.66%)
Average Annual Total Returns, 5 Years [Percent]	0.18%
Average Annual Total Returns, 10 Years [Percent]	2.19%
Financial Freedom Account Variable Annuity Contracts | WesternAssetManagementUSGovernmentPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	Western Asset Management U.S. Government Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company, LLC(Legg Mason)
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	(9.01%)
Average Annual Total Returns, 5 Years [Percent]	0.19%
Average Annual Total Returns, 10 Years [Percent]	0.68%
Financial Freedom Account Variable Annuity Contracts | BrighthouseWellingtonCoreEquityOpportunitiesPortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Brighthouse/Wellington Core Equity Opportunities Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Financial Freedom Account Variable Annuity Contracts | CalvertVPSRIMidCapPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Calvert VP SRI Mid Cap Portfolio* -
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Financial Freedom Account Variable Annuity Contracts | TheEquityGeneratorMember
Prospectus:
Name of Benefit [Text Block]	The Equity Generator®
Purpose of Benefit [Text Block]	An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to any one Division based on your selection.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Benefit limits available investment options.•If your Fixed Interest Account Balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.Name of Benefit*PurposeIs BenefitStandard orOptional?MaximumFeeBrief Description ofRestrictions/Limitations
Name of Benefit [Text Block]	The Equity Generator®
Financial Freedom Account Variable Annuity Contracts | SystematicWithdrawalOptionMember
Prospectus:
Name of Benefit [Text Block]	Systematic Withdrawal Program
Purpose of Benefit [Text Block]	Automatically withdraws a specific dollar amount or a percentage of your Account Balance of your choice each Contract Year.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Only available for Financial Freedom TSA and 403(a) Deferred Annuities.•Not available in all states.•Income taxes, tax penalties and Withdrawal Charges may apply to your withdrawals.•Subject to our required minimums and administrative restrictions.•Not available in conjunction with any automated investment strategy.
Name of Benefit [Text Block]	Systematic Withdrawal Program
Financial Freedom Account Variable Annuity Contracts | LoansMember
Prospectus:
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Either or both fees may be waived for certain groups. The loan maintenance fee is paid on a quarterly basis at the end of each quarter on a pro-rata basis from the Divisions and the Fixed Interest Account in which You then have a balance.
Optional Benefit Expense, Footnotes [Text Block]	The fee may be waived for certain groups. The loan maintenance fee is paid on a quarterly basis at the end of each quarter on a pro-rata basis from the Divisions and the Fixed Interest Account in which You then have a balance.
Other Annual Expense, Maximum [Dollars]	$ 50
Optional Benefit Expense, Footnotes [Text Block]	The fee may be waived for certain groups. The loan maintenance fee is paid on a quarterly basis at the end of each quarter on a pro-rata basis from the Divisions and the Fixed Interest Account in which You then have a balance.
Financial Freedom Account Variable Annuity Contracts | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Basic Death Benefit
Purpose of Benefit [Text Block]	The Contract’s Death Proceeds at any time are the greater of: (1) the sum of all purchase payments adjusted for any premium tax, outstanding loan amount, and prior surrenders; or (2) Your highest Account Value as of December 31 following the end of your fifth Contract Year and at the end of every other five year period. In any case, less any later partial withdrawals, fees and charges; or (3) The total of all of your purchase payments less any partial withdrawals (including any applicable Early Withdrawal Charge).
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Withdrawals or loans could significantly reduce the benefit.
Name of Benefit [Text Block]	Basic Death Benefit
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA)
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawal
Withdrawal charges are calculated as a percentage of each purchase payment funding the withdrawal during the pay-in phase. A
Withdrawal Charge of up to 7.00% may be assessed on any such purchase payment paid less than 8 years before the date of the withdrawal.
For example, if you purchase the Contract for $100,000 and
surrender your Contract during the first year, You will pay a
Withdrawal Charge of $7,000.
Fees
Transaction Charges
In addition to Withdrawal Charges, you also may be charged for other transactions such as charges for transferring cash value among
Divisions and between the Divisions and the Fixed Interest Account and a premium tax charge. Although we do not currently charge a fee for transfers of cash value among Divisions or between the
Divisions and the Fixed Interest Account, we reserve the right to impose a transfer fee of $25.
Loans will be charged an initial set-up fee and a loan maintenance fee. The Account Reduction Loan Initiation Fee is $75.00. The
Account Reduction Loan Maintenance Fee is $50.00.
Fees
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your
Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Fees
	Annual Fee	Minimum	Maximum
	Base Contract	0.98%(1)	0.98%(1)
	Investment options (Portfolio fees and expenses)	0.28%(2)	1.04%(2)
(1)
As a percentage of the total average net assets that are
attributable to your Account Balance in the Separate Account.
The Base Contract Fee includes 0.03% for the Annual Contract
Fee. The Annual Contract Fee is $20 annually and is charged
only against amounts in the Fixed Interest Account. The
Annual Contract Fee may be waived under certain
circumstances.
(2)
As a percentage of average daily net assets of the Portfolio.

Because your Contract is customizable, the choices you make affect how much you will pay. To help understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add contingent deferred sales charges that substantially increase costs.
		Fees
Lowest Annual Cost:	Highest Annual Cost:
$1,191	$1,846
Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive Portfolio fees and expenses •No optional benefits •No sales charges •No additional purchase payments, transfers or withdrawals	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive Portfolio fees and expenses •No sales charges •No additional purchase payments, transfers or withdrawals

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawal
Withdrawal charges are calculated as a percentage of each purchase payment funding the withdrawal during the pay-in phase. A
Withdrawal Charge of up to 7.00% may be assessed on any such purchase payment paid less than 8 years before the date of the withdrawal.
For example, if you purchase the Contract for $100,000 and
surrender your Contract during the first year, You will pay a
Withdrawal Charge of $7,000.
Fees

Surrender Charge Example Maximum [Dollars]	$ 7,000
Transaction Charges [Text Block]
Transaction Charges
In addition to Withdrawal Charges, you also may be charged for other transactions such as charges for transferring cash value among
Divisions and between the Divisions and the Fixed Interest Account and a premium tax charge. Although we do not currently charge a fee for transfers of cash value among Divisions or between the
Divisions and the Fixed Interest Account, we reserve the right to impose a transfer fee of $25.
Loans will be charged an initial set-up fee and a loan maintenance fee. The Account Reduction Loan Initiation Fee is $75.00. The
Account Reduction Loan Maintenance Fee is $50.00.
Fees

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your
Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Fees
	Annual Fee	Minimum	Maximum
	Base Contract	0.98%(1)	0.98%(1)
	Investment options (Portfolio fees and expenses)	0.28%(2)	1.04%(2)
(1)
As a percentage of the total average net assets that are
attributable to your Account Balance in the Separate Account.
The Base Contract Fee includes 0.03% for the Annual Contract
Fee. The Annual Contract Fee is $20 annually and is charged
only against amounts in the Fixed Interest Account. The
Annual Contract Fee may be waived under certain
circumstances.
(2)
As a percentage of average daily net assets of the Portfolio.

Because your Contract is customizable, the choices you make affect how much you will pay. To help understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add contingent deferred sales charges that substantially increase costs.
		Fees
Lowest Annual Cost:	Highest Annual Cost:
$1,191	$1,846
Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive Portfolio fees and expenses •No optional benefits •No sales charges •No additional purchase payments, transfers or withdrawals	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive Portfolio fees and expenses •No sales charges •No additional purchase payments, transfers or withdrawals

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.98%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.98%
Base Contract (N-4) Footnotes [Text Block]	(1)
As a percentage of the total average net assets that are attributable to your Account Balance in the Separate Account. The Base Contract Fee includes 0.03% for the Annual Contract Fee. The Annual Contract Fee is $20 annually and is charged only against amounts in the Fixed Interest Account. The Annual Contract Fee may be waived under certain circumstances.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.28%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.04%
Investment Options Footnotes [Text Block]	(2) As a percentage of average daily net assets of the Portfolio.
Lowest and Highest Annual Cost [Table Text Block]

Because your Contract is customizable, the choices you make affect how much you will pay. To help understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add contingent deferred sales charges that substantially increase costs.
		Fees
Lowest Annual Cost:	Highest Annual Cost:
$1,191	$1,846
Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive Portfolio fees and expenses •No optional benefits •No sales charges •No additional purchase payments, transfers or withdrawals	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive Portfolio fees and expenses •No sales charges •No additional purchase payments, transfers or withdrawals

Lowest Annual Cost [Dollars]	$ 1,191
Highest Annual Cost [Dollars]	$ 1,846
Risks [Table Text Block]
	RISKS	LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in the Contract, including loss of principal.	Principal Risks of Investing in the Contract
Not a Short-Term Investment
This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
•Withdrawal charges may apply for up to 8 years following each purchase payment. Withdrawal charges will reduce the value of your Contract if you withdraw money during that time.
•The benefits of tax deferral and mean that the Contract is more beneficial to investors with a long time horizon.
•Earnings on your Contract are taxed at ordinary income tax rates when You withdraw them, and You may have to pay a penalty if
You take a withdrawal before age 59 1∕2.
Principal Risks of Investing in the Contract
Risks Associated with Investment Options
•An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the
performance of the investment options available under the
Contract (e.g., Portfolios).
•Each investment option (including any Fixed Interest Account investment option) will have its own unique risks.
•You should review these investment options before making an investment decision.
Principal Risks of Investing in the Contract
Insurance Company Risks
An investment in the Contract is subject to the risks related to the
Company. Any obligations (including under the Fixed Interest
Account), guarantees, or benefits are subject to the claims-paying ability of the Company, and our long term ability to make such payments, and are not guaranteed by any other party. MetLife is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product. More information about the Company, including its financial strength ratings, is available upon request by visiting
https://www.metlife.com/about-us/corporate-profile/ratings.
Principal Risks of Investing in the Contract

Investment Restrictions [Text Block]	Although we do not currently charge a fee for transfers of cash value among Divisions or between the Divisions and the Fixed Interest Account, we reserve the right to impose a transfer fee of $25 after the first 12 transfers between Divisions.We reserve the right to add, remove or substitute Portfolios.The Company also has policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading, and in those instances, there are additional limits that apply to transfers.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract.•There is no additional tax benefit if You purchase the through a tax-qualified plan or individual retirement account (IRA).•Earnings on your Contract are taxed at ordinary income tax rates when You withdraw them, and You may have to pay a penalty if You take a withdrawal before age 59 1∕2.
Investment Professional Compensation [Text Block]	Your investment professional may receive compensation for selling this Contract to You, both in the form of commissions and because MetLife may share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your Contract if You determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing Contract.
Item 5. Principal Risks [Table Text Block]	PRINCIPAL RISKS OF INVESTING IN THE CONTRACT Investing in the Contracts involves risks. The following are the principal risks of an investment in the Contract. You should carefully consider the below risks in addition to the other information contained in this Prospectus. Risk of Loss. An investment in the Contract is not a bank deposit and is not guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The Contract is subject to market risk (the risk that your investments may decline in value or underperform your expectations). As a result, You can lose money by investing in the Contract, including loss of principal. Not a Short-Term Investment. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. If you withdraw early, you may have to pay a Withdrawal Charge and/or income taxes, including a tax penalty if you are younger than age 59 1∕2. Withdrawal Charges may apply to any purchase payment paid less than 8 years before the date of the withdrawal. Withdrawal Charges will reduce the value of your Contract if you withdraw money during that time. The benefits of tax deferral and living benefit protections also mean that the Contract is more beneficial to investors with a long time horizon. Risk of Underlying Portfolios. An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Portfolio Companies). Each investment option (including the Fixed Interest Account investment option) will have its own unique risks. We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Account Balance of your Contract resulting from the performance of the Portfolio You have chosen. You should review these investment options before making an investment decision. Information regarding the Portfolios available under your Contract is available in Appendix A to this Prospectus. Risks Associated with the Company. An investment in the Contract is subject to the risks related to the Company including any obligations (including under the Fixed Interest Account), guarantees, or benefits of the Contract, which are subject to the claims-paying ability of the Company, and our long term ability to make such payments, and are not guaranteed by any other party. MetLife is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product. Conflicts of Interest. Your investment professional may receive compensation for selling this Contract to You, both in the form of commissions and because MetLife may share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment. In addition, some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing Contract. Suitability. An investment in the Contract may not be suitable for all investors. For example, there is no additional tax benefit if You purchase the Contract through a tax-qualified plan or individual retirement account (IRA). Therefore, there should be reasons other than tax deferral for acquiring the Contract. You should consult with a tax or investment professional to determine the tax and other implications of an investment in and purchase payments received under the Contract. Taxation Risk. Although the provisions of the Code relevant to the Contract are generally described under “Federal Tax Considerations,” an investor should consult its own tax advisor concerning the effects of federal, state, local and foreign tax law on the Contract. No assurance can be given that, even if the tax provisions currently applicable to the Contract are favorable, the law or regulations or interpretations thereunder will not change and the Contract may be disadvantaged. Cybersecurity. Our business is highly dependent upon the effective operation of our information systems, and those of our service providers, vendors, and other third parties. Cybersecurity breaches of such systems can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality and our disaster recovery systems may be insufficient to safeguard our ability to conduct business. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate Accumulation Unit Values; cause the release and possible loss or destruction of confidential Contract Owner or business information; impede order processing or cause other operational issues; and result in regulatory enforcement actions or new laws or regulations which could increase our compliance costs. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, and we require our critical vendors to implement effective cybersecurity and data protection measures, there is no guarantee that we will be able to successfully manage this risk at all times. Pandemics and Other Public Health Issues. The pandemic spread of the novel coronavirus COVID-19 has caused and may continue to cause illnesses and deaths. This pandemic, other pandemics, and their related major public health issues, and governmental, business and consumer reactions to them, have affected and may continue to have a major impact on the global economy and financial markets. Governmental and non-governmental organizations may not effectively combat the spread and severity of such a pandemic, increasing uncertainty, and creating the potential for more rapid changes to which the Company may find it more difficult to adjust. For example, regulatory action in response to pandemics or other health issues may impose new requirements affecting the Company's obligations under your Contract, exposing the Company to risks and costs that the Company is unable to foresee or underwrite. Contract Termination. Subject to certain limitations, if your Account Value falls below the minimum Account Balance or is not sufficient to pay the Contract charges, we may terminate your Contract. Terrorism and Security Risk. The continued threat of terrorism, ongoing or potential military and other actions such as the Russia-Ukraine conflict, and heightened security measures may cause significant volatility in global financial markets and result in loss of life, property damage, additional disruptions to commerce and reduced economic activity. The value of our investment portfolio may be adversely affected by declines in the credit and equity markets and reduced economic activity caused by such threats. Additionally, the performance of the Indexes may be adversely affected. This risk could be higher for Indexes with exposure to European or Russian markets, including the MSCI EAFE index. Companies in which we maintain investments may suffer losses as a result of financial, commercial or economic disruptions, and such disruptions might affect the ability of those companies to pay interest or principal on their securities or mortgage loans. Terrorist or military actions also could disrupt our operations centers and result in higher than anticipated claims under our insurance policies.
Benefits Available [Table Text Block]
Name of Benefit*	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/ Limitations
Basic Death Benefit
The Contract’s Death
Proceeds at any time
are the greater of: (1)
the sum of all purchase
payments adjusted for
any premium tax,
outstanding loan
amount, and prior
surrenders; or (2) Your
highest Account Value
as of December 31
following the end of
your fifth Contract Year
and at the end of every
other five year period.
In any case, less any
later partial
withdrawals, fees and
charges; or (3) The
total of all of your
purchase payments less
any partial withdrawals
(including any
applicable Early
Withdrawal Charge).
		Standard	None	•Withdrawals or loans could significantly reduce the benefit.
Name of Benefit*	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/ Limitations
The Equity Generator®	An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to any one Division based on your selection.	Standard	None	•Benefit limits available investment options. •If your Fixed Interest Account Balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.
The EqualizerSM
You start with equal
amounts of money in
the Fixed Interest
Account and your
choice of either the
MetLife Stock Index
Division or the Frontier
Mid Cap Growth
Division. Each quarter,
amounts are
transferred between
the Fixed Interest
Account and your
chosen Division to
make the value of each
equal.
		Standard	None	•Benefit limits available investment options.
The Rebalancer®
You select a specific
asset allocation for
your entire Account
Balance from among
the Divisions and the
Fixed Interest Account,
if available. Each
quarter we transfer
amounts among these
options to bring the
percentage of your
Account Balance in
each option back to
your original
allocation.
		Standard	None	•In the future, we may permit You to allocate less than 100% of your Account Balance to this strategy.
Name of Benefit*	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/ Limitations
The Index Selector®
You may select one of
five asset allocation
models which are
designed to correlate
to various risk
tolerance levels. Each
quarter the percentage
in each of the Divisions
in which the model
invests and any Fixed
Interest Account is
brought back to the
selected model
percentage by
transferring amounts
among the Divisions
and any Fixed Interest
Account.
		Standard	None	•Benefit limits available investment options.
The AllocatorSM
Each month, a dollar
amount You choose is
transferred from the
Fixed Interest Account
to any of the Divisions
You choose. You select
the day of the month
and the number of
months over which the
transfers will occur.
		Standard	None	•Minimum periodic transfer of $50 is required. •Once your Fixed Interest Account Balance is exhausted, the strategy is discontinued.
Name of Benefit*	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/ Limitations
Systematic Withdrawal Program	Automatically withdraws a specific dollar amount or a percentage of your Account Balance of your choice each Contract Year.	Standard	None
•Only available for
Enhanced TSA, IRA,
and 403(a) Deferred
Annuities.
•Not available in all
states.
•Income taxes, tax
penalties and
Withdrawal Charges
may apply to your
withdrawals.
•Subject to our
required minimums
and administrative
restrictions.
•Not available in
conjunction with any
automated
investment strategy.

Name of Benefit [Text Block]	Name of Benefit*
Purpose of Benefit [Text Block]	Purpose
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Brief Description of Restrictions/Limitations
Name of Benefit [Text Block]	Name of Benefit*
Item 17. Portfolio Companies (N-4) [Text Block]	APPENDIX A — PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT The following is a list of Portfolios currently available. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at https://dfinview.com/metlife/tahd/MET000209. You can also request this information at no cost by calling 800-560-5001, by sending an email request to RCG@metlife.com, or through your registered representative. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolios. If your annuity was issued in connection with an employer plan, you should check with your Employer as to which Portfolios are available under your Contract. The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Deferred Annuity may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company's past performance is not necessarily an indication of future performance. *The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.Index Selector: If You elect the Index Selector You are limited to allocating your purchase payments and Account Balance among the following funding options and the Fixed Interest Account: MetLife Aggregate Bond Index
MetLife Stock Index
MetLife MSCI EAFE Index
MetLife Russell 2000 Index
MetLife Mid Cap Stock Index The Equity Generator® and The Equalizer (SM): In addition to the Fixed Account these Automated Strategies may also use the: MetLife Stock Index Division
Frontier Mid Cap Growth Division
Prospectuses Available [Text Block]	The following is a list of Portfolios currently available. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at https://dfinview.com/metlife/tahd/MET000209. You can also request this information at no cost by calling 800-560-5001, by sending an email request to RCG@metlife.com, or through your registered representative. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolios. If your annuity was issued in connection with an employer plan, you should check with your Employer as to which Portfolios are available under your Contract. The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Deferred Annuity may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company's past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR	10 YEAR
Global Equity	American Funds Global Small Capitalization Fund* - Class 2 Capital Research and Management CompanySM	0.91%	-29.55%	2.79%	6.84%
US Equity	American Funds Growth Fund - Class 2 Capital Research and Management CompanySM	0.59%	-29.94%	11.14%	13.64%
US Equity	American Funds Growth-Income Fund - Class 2 Capital Research and Management CompanySM	0.53%	-16.50%	7.83%	11.54%
US Fixed Income	American Funds The Bond Fund of America* - Class 2 Capital Research and Management CompanySM	0.46%	-12.58%	0.76%	1.36%
Allocation	American Funds® Balanced Allocation Portfolio - Class C Brighthouse Investment Advisers, LLC	0.96%	-16.76%	4.29%	6.85%
Allocation	American Funds® Growth Allocation Portfolio - Class C Brighthouse Investment Advisers, LLC	0.99%	-18.52%	5.17%	8.43%
Allocation	American Funds® Moderate Allocation Portfolio - Class C Brighthouse Investment Advisers, LLC	0.93%	-14.63%	3.48%	5.54%
International Equity	Baillie Gifford International Stock Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited (subsidiary of Baillie Gifford & Co.)	0.73%	-28.60%	-0.23%	4.45%
US Fixed Income	BlackRock Bond Income Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.38%	-14.15%	0.32%	1.55%
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR	10 YEAR
US Equity	BlackRock Capital Appreciation Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.78%	-37.68%	7.52%	11.50%
Allocation	Brighthouse Asset Allocation 100 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.73%	-19.89%	5.44%	8.94%
Allocation	Brighthouse Asset Allocation 20 Portfolio* - Class A Brighthouse Investment Advisers, LLC	0.63%	-12.54%	1.78%	2.96%
Allocation	Brighthouse Asset Allocation 40 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.62%	-13.63%	2.82%	4.64%
Allocation	Brighthouse Asset Allocation 60 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.65%	-15.17%	3.94%	6.33%
Allocation	Brighthouse Asset Allocation 80 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.68%	-17.71%	4.79%	7.79%
US Equity	Brighthouse/Artisan Mid Cap Value Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership	0.76%	-12.62%	4.82%	8.29%
US Fixed Income	Brighthouse/Franklin Low Duration Total Return Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.	0.72%	-4.74%	0.50%	0.85%
Allocation	Brighthouse/Wellington Balanced Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.52%	-17.08%	5.67%	8.30%
US Equity	Brighthouse/Wellington Core Equity Opportunities Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.61%	-5.08%	11.45%	12.78%
US Equity	Brighthouse/Wellington Large Cap Research Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.54%	-19.02%	8.82%	12.46%
Allocation	Calvert VP SRI Balanced Portfolio - Class I Calvert Research and Management	0.64%	-15.41%	6.32%	7.57%
US Equity	Calvert VP SRI Mid Cap Portfolio* - Calvert Research and Management	0.99%	-19.49%	5.47%	7.81%
Sector	CBRE Global Real Estate Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC	0.79%	-24.89%	1.89%	3.61%
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR	10 YEAR
US Equity	Equity-Income Portfolio - Initial Class Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, FMR Japan	0.51%	-4.96%	8.16%	10.19%
Allocation	Freedom 2020 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.73%	-15.97%	3.47%	5.79%
Allocation	Freedom 2025 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.76%	-16.64%	3.84%	6.51%
Allocation	Freedom 2030 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.79%	-17.09%	4.34%	7.22%
Allocation	Freedom 2035 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.84%	-17.89%	5.12%	8.11%
Allocation	Freedom 2040 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.88%	-18.41%	5.62%	8.44%
Allocation	Freedom 2045 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.88%	-18.42%	5.63%	8.51%
Allocation	Freedom 2050 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.88%	-18.47%	5.61%	8.53%
Allocation	Freedom 2055 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.88%	-18.46%	—	—
Allocation	Freedom 2060 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.88%	-18.38%	—	—
US Equity	Frontier Mid Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC	0.70%	-28.15%	6.39%	10.57%
US Equity	Growth Portfolio - Initial Class Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, FMR Japan	0.61%	-24.46%	12.42%	14.81%
International Equity	Harris Oakmark International Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.	0.87%	-15.93%	-1.85%	4.25%
Global Equity	Invesco Global Equity Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.58%	-31.70%	3.03%	8.05%
US Equity	Invesco Small Cap Growth Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.96%	-35.11%	4.33%	9.94%
US Fixed Income	Investment Grade Bond Portfolio - Initial Class Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, FMR Japan	0.40%	-12.96%	0.64%	1.53%
US Equity	Jennison Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC	0.54%	-38.87%	8.40%	13.05%
Allocation	Loomis Sayles Global Allocation Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	1.03%	-23.30%	3.95%	6.73%
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR	10 YEAR
US Equity	Loomis Sayles Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.57%	-27.86%	5.54%	10.34%
US Equity	Loomis Sayles Small Cap Core Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.88%	-15.06%	5.32%	9.89%
US Equity	Loomis Sayles Small Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.86%	-22.96%	7.75%	11.62%
US Fixed Income	MetLife Aggregate Bond Index Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.27%	-13.09%	-0.18%	0.82%
US Equity	MetLife Mid Cap Stock Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.29%	-13.26%	6.45%	10.51%
International Equity	MetLife MSCI EAFE® Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.38%	-14.47%	1.40%	4.39%
US Equity	MetLife Russell 2000® Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.31%	-20.23%	4.09%	9.00%
US Equity	MetLife Stock Index Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.26%	-18.30%	9.16%	12.28%
International Equity	MFS® Research International Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.64%	-17.30%	3.08%	5.02%
Allocation	MFS® Total Return Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.60%	-9.63%	5.19%	7.39%
US Equity	MFS® Value Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.71%	-6.10%	7.36%	11.12%
US Equity	Morgan Stanley Discovery Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.	0.65%	-62.47%	5.73%	8.62%
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR	10 YEAR
US Equity	Neuberger Berman Genesis Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	0.80%	-19.15%	7.70%	10.74%
US Fixed Income	PIMCO Inflation Protected Bond Portfolio - Class E Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.92%	-11.73%	1.95%	0.84%
US Fixed Income	PIMCO Total Return Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.49%	-14.34%	0.04%	1.07%
Allocation	SSGA Growth and Income ETF Portfolio - Class E Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.69%	-15.26%	3.45%	5.52%
Allocation	SSGA Growth ETF Portfolio - Class E Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.72%	-15.78%	4.24%	6.75%
US Equity	T. Rowe Price Large Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.57%	-40.46%	4.93%	11.29%
US Equity	T. Rowe Price Mid Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.70%	-22.33%	7.44%	12.18%
US Equity	T. Rowe Price Small Cap Growth Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.50%	-22.15%	6.11%	11.35%
US Equity	Victory Sycamore Mid Cap Value Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management, Inc.	0.59%	-2.45%	10.12%	10.43%
US Fixed Income	Western Asset Management Strategic Bond Opportunities Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company, LLC (Legg Mason)	0.55%	-16.66%	0.18%	2.19%
US Fixed Income	Western Asset Management U.S. Government Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company, LLC (Legg Mason)	0.49%	-9.01%	0.19%	0.68%

Portfolio Company Objective [Text Block]	FUNDTYPE
Temporary Fee Reductions, Current Expenses [Text Block]	The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | RisksAssociatedwithInvestmentOptionsMember
Prospectus:
Risk [Text Block]	Risk of Underlying Portfolios. An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Portfolio Companies). Each investment option (including the Fixed Interest Account investment option) will have its own unique risks. We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Account Balance of your Contract resulting from the performance of the Portfolio You have chosen. You should review these investment options before making an investment decision. Information regarding the Portfolios available under your Contract is available in Appendix A to this Prospectus.
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | ContractTerminationMember
Prospectus:
Risk [Text Block]	Contract Termination. Subject to certain limitations, if your Account Value falls below the minimum Account Balance or is not sufficient to pay the Contract charges, we may terminate your Contract.
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | RisksAssociatedwiththeCompanyMember
Prospectus:
Risk [Text Block]	Risks Associated with the Company. An investment in the Contract is subject to the risks related to the Company including any obligations (including under the Fixed Interest Account), guarantees, or benefits of the Contract, which are subject to the claims-paying ability of the Company, and our long term ability to make such payments, and are not guaranteed by any other party. MetLife is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | ConflictsofInterestMember
Prospectus:
Risk [Text Block]	Conflicts of Interest. Your investment professional may receive compensation for selling this Contract to You, both in the form of commissions and because MetLife may share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment. In addition, some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing Contract.
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | SuitabilityMember
Prospectus:
Risk [Text Block]	Suitability. An investment in the Contract may not be suitable for all investors. For example, there is no additional tax benefit if You purchase the Contract through a tax-qualified plan or individual retirement account (IRA). Therefore, there should be reasons other than tax deferral for acquiring the Contract. You should consult with a tax or investment professional to determine the tax and other implications of an investment in and purchase payments received under the Contract.
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | TaxationRiskMember
Prospectus:
Risk [Text Block]	Taxation Risk. Although the provisions of the Code relevant to the Contract are generally described under “Federal Tax Considerations,” an investor should consult its own tax advisor concerning the effects of federal, state, local and foreign tax law on the Contract. No assurance can be given that, even if the tax provisions currently applicable to the Contract are favorable, the law or regulations or interpretations thereunder will not change and the Contract may be disadvantaged.
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | CybersecurityMember
Prospectus:
Risk [Text Block]	Cybersecurity. Our business is highly dependent upon the effective operation of our information systems, and those of our service providers, vendors, and other third parties. Cybersecurity breaches of such systems can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality and our disaster recovery systems may be insufficient to safeguard our ability to conduct business. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate Accumulation Unit Values; cause the release and possible loss or destruction of confidential Contract Owner or business information; impede order processing or cause other operational issues; and result in regulatory enforcement actions or new laws or regulations which could increase our compliance costs. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, and we require our critical vendors to implement effective cybersecurity and data protection measures, there is no guarantee that we will be able to successfully manage this risk at all times.
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | PandemicsAndOtherPublicHealthIssuesMember
Prospectus:
Risk [Text Block]	Pandemics and Other Public Health Issues. The pandemic spread of the novel coronavirus COVID-19 has caused and may continue to cause illnesses and deaths. This pandemic, other pandemics, and their related major public health issues, and governmental, business and consumer reactions to them, have affected and may continue to have a major impact on the global economy and financial markets. Governmental and non-governmental organizations may not effectively combat the spread and severity of such a pandemic, increasing uncertainty, and creating the potential for more rapid changes to which the Company may find it more difficult to adjust. For example, regulatory action in response to pandemics or other health issues may impose new requirements affecting the Company's obligations under your Contract, exposing the Company to risks and costs that the Company is unable to foresee or underwrite.
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | TerrorismSecurityRiskMember
Prospectus:
Risk [Text Block]	Terrorism and Security Risk. The continued threat of terrorism, ongoing or potential military and other actions such as the Russia-Ukraine conflict, and heightened security measures may cause significant volatility in global financial markets and result in loss of life, property damage, additional disruptions to commerce and reduced economic activity. The value of our investment portfolio may be adversely affected by declines in the credit and equity markets and reduced economic activity caused by such threats. Additionally, the performance of the Indexes may be adversely affected. This risk could be higher for Indexes with exposure to European or Russian markets, including the MSCI EAFE index. Companies in which we maintain investments may suffer losses as a result of financial, commercial or economic disruptions, and such disruptions might affect the ability of those companies to pay interest or principal on their securities or mortgage loans. Terrorist or military actions also could disrupt our operations centers and result in higher than anticipated claims under our insurance policies.
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	Risk of Loss. An investment in the Contract is not a bank deposit and is not guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The Contract is subject to market risk (the risk that your investments may decline in value or underperform your expectations). As a result, You can lose money by investing in the Contract, including loss of principal.
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	Not a Short-Term Investment. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. If you withdraw early, you may have to pay a Withdrawal Charge and/or income taxes, including a tax penalty if you are younger than age 59 1∕2. Withdrawal Charges may apply to any purchase payment paid less than 8 years before the date of the withdrawal. Withdrawal Charges will reduce the value of your Contract if you withdraw money during that time. The benefits of tax deferral and living benefit protections also mean that the Contract is more beneficial to investors with a long time horizon.
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | AmericanFundsGlobalSmallCapitalizationFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Name [Text Block]	American Funds Global Small Capitalization Fund* - Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(29.55%)
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	6.84%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | AmericanFundsGrowthFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	American Funds Growth Fund - Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	(29.94%)
Average Annual Total Returns, 5 Years [Percent]	11.14%
Average Annual Total Returns, 10 Years [Percent]	13.64%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | AmericanFundsGrowthIncomeFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	American Funds Growth-Income Fund - Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	(16.50%)
Average Annual Total Returns, 5 Years [Percent]	7.83%
Average Annual Total Returns, 10 Years [Percent]	11.54%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | AmericanFundsTheBondFundofAmericaClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	American Funds The Bond Fund of America* - Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	(12.58%)
Average Annual Total Returns, 5 Years [Percent]	0.76%
Average Annual Total Returns, 10 Years [Percent]	1.36%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | AmericanFundsBalancedAllocationPortfolioClassCMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Funds® Balanced Allocation Portfolio - Class C
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(16.76%)
Average Annual Total Returns, 5 Years [Percent]	4.29%
Average Annual Total Returns, 10 Years [Percent]	6.85%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | AmericanFundsGrowthAllocationPortfolioClassCMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Funds® Growth Allocation Portfolio - Class C
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(18.52%)
Average Annual Total Returns, 5 Years [Percent]	5.17%
Average Annual Total Returns, 10 Years [Percent]	8.43%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | AmericanFundsModerateAllocationPortfolioClassCMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Funds® Moderate Allocation Portfolio - Class C
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(14.63%)
Average Annual Total Returns, 5 Years [Percent]	3.48%
Average Annual Total Returns, 10 Years [Percent]	5.54%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | BaillieGiffordInternationalStockPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Baillie Gifford International Stock Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Baillie Gifford Overseas Limited(subsidiary of Baillie Gifford & Co.)
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(28.60%)
Average Annual Total Returns, 5 Years [Percent]	(0.23%)
Average Annual Total Returns, 10 Years [Percent]	4.45%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | BlackRockBondIncomePortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	BlackRock Bond Income Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	(14.15%)
Average Annual Total Returns, 5 Years [Percent]	0.32%
Average Annual Total Returns, 10 Years [Percent]	1.55%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | BlackRockCapitalAppreciationPortfolioClassEMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	BlackRock Capital Appreciation Portfolio* - Class E
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(37.68%)
Average Annual Total Returns, 5 Years [Percent]	7.52%
Average Annual Total Returns, 10 Years [Percent]	11.50%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | BrighthouseAssetAllocation100PortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 100 Portfolio - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(19.89%)
Average Annual Total Returns, 5 Years [Percent]	5.44%
Average Annual Total Returns, 10 Years [Percent]	8.94%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | BrighthouseAssetAllocation20PortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 20 Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	(12.54%)
Average Annual Total Returns, 5 Years [Percent]	1.78%
Average Annual Total Returns, 10 Years [Percent]	2.96%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | BrighthouseAssetAllocation40PortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 40 Portfolio - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	(13.63%)
Average Annual Total Returns, 5 Years [Percent]	2.82%
Average Annual Total Returns, 10 Years [Percent]	4.64%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | BrighthouseAssetAllocation60PortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 60 Portfolio - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(15.17%)
Average Annual Total Returns, 5 Years [Percent]	3.94%
Average Annual Total Returns, 10 Years [Percent]	6.33%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | BrighthouseAssetAllocation80PortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 80 Portfolio - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	(17.71%)
Average Annual Total Returns, 5 Years [Percent]	4.79%
Average Annual Total Returns, 10 Years [Percent]	7.79%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | BrighthouseArtisanMidCapValuePortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Brighthouse/Artisan Mid Cap Value Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Artisan Partners Limited Partnership
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(12.62%)
Average Annual Total Returns, 5 Years [Percent]	4.82%
Average Annual Total Returns, 10 Years [Percent]	8.29%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | BrighthouseFranklinLowDurationTotalReturnPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	Brighthouse/Franklin Low Duration Total Return Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(4.74%)
Average Annual Total Returns, 5 Years [Percent]	0.50%
Average Annual Total Returns, 10 Years [Percent]	0.85%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | BrighthouseWellingtonBalancedPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Brighthouse/Wellington Balanced Portfolio - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	(17.08%)
Average Annual Total Returns, 5 Years [Percent]	5.67%
Average Annual Total Returns, 10 Years [Percent]	8.30%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | BrighthouseWellingtonCoreEquityOpportunitiesPortfolioClassEMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(5.08%)
Average Annual Total Returns, 5 Years [Percent]	11.45%
Average Annual Total Returns, 10 Years [Percent]	12.78%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | BrighthouseWellingtonLargeCapResearchPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Brighthouse/Wellington Large Cap Research Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	(19.02%)
Average Annual Total Returns, 5 Years [Percent]	8.82%
Average Annual Total Returns, 10 Years [Percent]	12.46%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | CalvertVPSRIBalancedPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Calvert VP SRI Balanced Portfolio - Class I
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(15.41%)
Average Annual Total Returns, 5 Years [Percent]	6.32%
Average Annual Total Returns, 10 Years [Percent]	7.57%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | CalvertVPSRIMidCapPortfolioXMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(19.49%)
Average Annual Total Returns, 5 Years [Percent]	5.47%
Average Annual Total Returns, 10 Years [Percent]	7.81%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | CBREGlobalRealEstatePortfolioClassEMember
Prospectus:
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Name [Text Block]	CBRE Global Real Estate Portfolio* - Class E
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	CBRE Investment Management Listed Real Assets LLC
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(24.89%)
Average Annual Total Returns, 5 Years [Percent]	1.89%
Average Annual Total Returns, 10 Years [Percent]	3.61%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | EquityIncomePortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Equity-Income Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR UK, FMR HK, FMR Japan
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	(4.96%)
Average Annual Total Returns, 5 Years [Percent]	8.16%
Average Annual Total Returns, 10 Years [Percent]	10.19%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | Freedom2020PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Freedom 2020 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(15.97%)
Average Annual Total Returns, 5 Years [Percent]	3.47%
Average Annual Total Returns, 10 Years [Percent]	5.79%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | Freedom2025PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Freedom 2025 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(16.64%)
Average Annual Total Returns, 5 Years [Percent]	3.84%
Average Annual Total Returns, 10 Years [Percent]	6.51%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | Freedom2030PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Freedom 2030 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(17.09%)
Average Annual Total Returns, 5 Years [Percent]	4.34%
Average Annual Total Returns, 10 Years [Percent]	7.22%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | Freedom2035PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Freedom 2035 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(17.89%)
Average Annual Total Returns, 5 Years [Percent]	5.12%
Average Annual Total Returns, 10 Years [Percent]	8.11%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | Freedom2040PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Freedom 2040 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(18.41%)
Average Annual Total Returns, 5 Years [Percent]	5.62%
Average Annual Total Returns, 10 Years [Percent]	8.44%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | Freedom2045PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Freedom 2045 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(18.42%)
Average Annual Total Returns, 5 Years [Percent]	5.63%
Average Annual Total Returns, 10 Years [Percent]	8.51%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | Freedom2050PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Freedom 2050 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(18.47%)
Average Annual Total Returns, 5 Years [Percent]	5.61%
Average Annual Total Returns, 10 Years [Percent]	8.53%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | Freedom2055PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Freedom 2055 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(18.46%)
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | Freedom2060PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Freedom 2060 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(18.38%)
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | FrontierMidCapGrowthPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Frontier Mid Cap Growth Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Frontier Capital Management Company, LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(28.15%)
Average Annual Total Returns, 5 Years [Percent]	6.39%
Average Annual Total Returns, 10 Years [Percent]	10.57%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | GrowthPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Growth Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR UK, FMR HK, FMR Japan
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(24.46%)
Average Annual Total Returns, 5 Years [Percent]	12.42%
Average Annual Total Returns, 10 Years [Percent]	14.81%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | HarrisOakmarkInternationalPortfolioClassEMember
Prospectus:
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Harris Oakmark International Portfolio* - Class E
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Harris Associates L.P.
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(15.93%)
Average Annual Total Returns, 5 Years [Percent]	(1.85%)
Average Annual Total Returns, 10 Years [Percent]	4.25%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | InvescoGlobalEquityPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Name [Text Block]	Invesco Global Equity Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	(31.70%)
Average Annual Total Returns, 5 Years [Percent]	3.03%
Average Annual Total Returns, 10 Years [Percent]	8.05%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | InvescoSmallCapGrowthPortfolioClassEMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Invesco Small Cap Growth Portfolio* - Class E
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(35.11%)
Average Annual Total Returns, 5 Years [Percent]	4.33%
Average Annual Total Returns, 10 Years [Percent]	9.94%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | InvestmentGradeBondPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	Investment Grade Bond Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR UK, FMR HK, FMR Japan
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	(12.96%)
Average Annual Total Returns, 5 Years [Percent]	0.64%
Average Annual Total Returns, 10 Years [Percent]	1.53%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | JennisonGrowthPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Jennison Growth Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	(38.87%)
Average Annual Total Returns, 5 Years [Percent]	8.40%
Average Annual Total Returns, 10 Years [Percent]	13.05%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | LoomisSaylesGlobalAllocationPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Loomis Sayles Global Allocation Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(23.30%)
Average Annual Total Returns, 5 Years [Percent]	3.95%
Average Annual Total Returns, 10 Years [Percent]	6.73%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | LoomisSaylesGrowthPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Loomis Sayles Growth Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	(27.86%)
Average Annual Total Returns, 5 Years [Percent]	5.54%
Average Annual Total Returns, 10 Years [Percent]	10.34%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | LoomisSaylesSmallCapCorePortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Loomis Sayles Small Cap Core Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(15.06%)
Average Annual Total Returns, 5 Years [Percent]	5.32%
Average Annual Total Returns, 10 Years [Percent]	9.89%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | LoomisSaylesSmallCapGrowthPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Loomis Sayles Small Cap Growth Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(22.96%)
Average Annual Total Returns, 5 Years [Percent]	7.75%
Average Annual Total Returns, 10 Years [Percent]	11.62%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | MetLifeAggregateBondIndexPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	MetLife Aggregate Bond Index Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	(13.09%)
Average Annual Total Returns, 5 Years [Percent]	(0.18%)
Average Annual Total Returns, 10 Years [Percent]	0.82%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | MetLifeMidCapStockIndexPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	MetLife Mid Cap Stock Index Portfolio - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	(13.26%)
Average Annual Total Returns, 5 Years [Percent]	6.45%
Average Annual Total Returns, 10 Years [Percent]	10.51%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | MetLifeMSCIEAFEIndexPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	MetLife MSCI EAFE® Index Portfolio - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	(14.47%)
Average Annual Total Returns, 5 Years [Percent]	1.40%
Average Annual Total Returns, 10 Years [Percent]	4.39%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | MetLifeRussell2000IndexPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	MetLife Russell 2000® Index Portfolio - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.31%
Average Annual Total Returns, 1 Year [Percent]	(20.23%)
Average Annual Total Returns, 5 Years [Percent]	4.09%
Average Annual Total Returns, 10 Years [Percent]	9.00%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | MetLifeStockIndexPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	MetLife Stock Index Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	(18.30%)
Average Annual Total Returns, 5 Years [Percent]	9.16%
Average Annual Total Returns, 10 Years [Percent]	12.28%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | MFSResearchInternationalPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	MFS® Research International Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(17.30%)
Average Annual Total Returns, 5 Years [Percent]	3.08%
Average Annual Total Returns, 10 Years [Percent]	5.02%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | MFSTotalReturnPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	MFS® Total Return Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(9.63%)
Average Annual Total Returns, 5 Years [Percent]	5.19%
Average Annual Total Returns, 10 Years [Percent]	7.39%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | MFSValuePortfolioClassEMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	MFS® Value Portfolio* - Class E
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(6.10%)
Average Annual Total Returns, 5 Years [Percent]	7.36%
Average Annual Total Returns, 10 Years [Percent]	11.12%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | MorganStanleyDiscoveryPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Morgan Stanley Discovery Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Inc.
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(62.47%)
Average Annual Total Returns, 5 Years [Percent]	5.73%
Average Annual Total Returns, 10 Years [Percent]	8.62%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | NeubergerBermanGenesisPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Neuberger Berman Genesis Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(19.15%)
Average Annual Total Returns, 5 Years [Percent]	7.70%
Average Annual Total Returns, 10 Years [Percent]	10.74%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | PIMCOInflationProtectedBondPortfolioClassEMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	PIMCO Inflation Protected Bond Portfolio - Class E
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(11.73%)
Average Annual Total Returns, 5 Years [Percent]	1.95%
Average Annual Total Returns, 10 Years [Percent]	0.84%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | PIMCOTotalReturnPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	PIMCO Total Return Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	(14.34%)
Average Annual Total Returns, 5 Years [Percent]	0.04%
Average Annual Total Returns, 10 Years [Percent]	1.07%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | SSGAGrowthandIncomeETFPortfolioClassEMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	SSGA Growth and Income ETF Portfolio - Class E
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	(15.26%)
Average Annual Total Returns, 5 Years [Percent]	3.45%
Average Annual Total Returns, 10 Years [Percent]	5.52%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | SSGAGrowthETFPortfolioClassEMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	SSGA Growth ETF Portfolio - Class E
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(15.78%)
Average Annual Total Returns, 5 Years [Percent]	4.24%
Average Annual Total Returns, 10 Years [Percent]	6.75%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | TRowePriceLargeCapGrowthPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	T. Rowe Price Large Cap Growth Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	(40.46%)
Average Annual Total Returns, 5 Years [Percent]	4.93%
Average Annual Total Returns, 10 Years [Percent]	11.29%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | TRowePriceMidCapGrowthPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	T. Rowe Price Mid Cap Growth Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(22.33%)
Average Annual Total Returns, 5 Years [Percent]	7.44%
Average Annual Total Returns, 10 Years [Percent]	12.18%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | TRowePriceSmallCapGrowthPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	T. Rowe Price Small Cap Growth Portfolio - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	(22.15%)
Average Annual Total Returns, 5 Years [Percent]	6.11%
Average Annual Total Returns, 10 Years [Percent]	11.35%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | VictorySycamoreMidCapValuePortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Victory Sycamore Mid Cap Value Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Victory Capital Management, Inc.
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	(2.45%)
Average Annual Total Returns, 5 Years [Percent]	10.12%
Average Annual Total Returns, 10 Years [Percent]	10.43%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | WesternAssetManagementStrategicBondOpportunitiesPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	Western Asset Management Strategic Bond Opportunities Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company, LLC(Legg Mason)
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(16.66%)
Average Annual Total Returns, 5 Years [Percent]	0.18%
Average Annual Total Returns, 10 Years [Percent]	2.19%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | WesternAssetManagementUSGovernmentPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	Western Asset Management U.S. Government Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company, LLC(Legg Mason)
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	(9.01%)
Average Annual Total Returns, 5 Years [Percent]	0.19%
Average Annual Total Returns, 10 Years [Percent]	0.68%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | BrighthouseWellingtonCoreEquityOpportunitiesPortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Brighthouse/Wellington Core Equity Opportunities Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | CalvertVPSRIMidCapPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Calvert VP SRI Mid Cap Portfolio* -
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | TheEquityGeneratorMember
Prospectus:
Name of Benefit [Text Block]	The Equity Generator®
Purpose of Benefit [Text Block]	An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to any one Division based on your selection.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Benefit limits available investment options.•If your Fixed Interest Account Balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.
Name of Benefit [Text Block]	The Equity Generator®
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | SystematicWithdrawalOptionMember
Prospectus:
Name of Benefit [Text Block]	Systematic Withdrawal Program
Purpose of Benefit [Text Block]	Automatically withdraws a specific dollar amount or a percentage of your Account Balance of your choice each Contract Year.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Only available for Enhanced TSA, IRA, and 403(a) Deferred Annuities.•Not available in all states.•Income taxes, tax penalties and Withdrawal Charges may apply to your withdrawals.•Subject to our required minimums and administrative restrictions.•Not available in conjunction with any automated investment strategy.
Name of Benefit [Text Block]	Systematic Withdrawal Program
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | TheEqualizerMember
Prospectus:
Name of Benefit [Text Block]	The EqualizerSM
Purpose of Benefit [Text Block]	You start with equal amounts of money in the Fixed Interest Account and your choice of either the MetLife Stock Index Division or the Frontier Mid Cap Growth Division. Each quarter, amounts are transferred between the Fixed Interest Account and your chosen Division to make the value of each equal.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Benefit limits available investment options.
Name of Benefit [Text Block]	The EqualizerSM
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | TheRebalancerMember
Prospectus:
Name of Benefit [Text Block]	The Rebalancer®
Purpose of Benefit [Text Block]	You select a specific asset allocation for your entire Account Balance from among the Divisions and the Fixed Interest Account, if available. Each quarter we transfer amounts among these options to bring the percentage of your Account Balance in each option back to your original allocation.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•In the future, we may permit You to allocate less than 100% of your Account Balance to this strategy.Name of Benefit*PurposeIs Benefit Standard or Optional?Maximum FeeBrief Description of Restrictions/Limitations
Name of Benefit [Text Block]	The Rebalancer®
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | TheIndexSelectorMember
Prospectus:
Name of Benefit [Text Block]	The Index Selector®
Purpose of Benefit [Text Block]	You may select one of five asset allocation models which are designed to correlate to various risk tolerance levels. Each quarter the percentage in each of the Divisions in which the model invests and any Fixed Interest Account is brought back to the selected model percentage by transferring amounts among the Divisions and any Fixed Interest Account.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Benefit limits available investment options.
Name of Benefit [Text Block]	The Index Selector®
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | TheAllocatorMember
Prospectus:
Name of Benefit [Text Block]	The AllocatorSM
Purpose of Benefit [Text Block]	Each month, a dollar amount You choose is transferred from the Fixed Interest Account to any of the Divisions You choose. You select the day of the month and the number of months over which the transfers will occur.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Minimum periodic transfer of $50 is required.•Once your Fixed Interest Account Balance is exhausted, the strategy is discontinued.Name of Benefit*PurposeIs Benefit Standard or Optional?Maximum FeeBrief Description of Restrictions/Limitations
Name of Benefit [Text Block]	The AllocatorSM
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Basic Death Benefit
Purpose of Benefit [Text Block]	The Contract’s Death Proceeds at any time are the greater of: (1) the sum of all purchase payments adjusted for any premium tax, outstanding loan amount, and prior surrenders; or (2) Your highest Account Value as of December 31 following the end of your fifth Contract Year and at the end of every other five year period. In any case, less any later partial withdrawals, fees and charges; or (3) The total of all of your purchase payments less any partial withdrawals (including any applicable Early Withdrawal Charge).
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Withdrawals or loans could significantly reduce the benefit.Name of Benefit*PurposeIs Benefit Standard or Optional?Maximum FeeBrief Description of Restrictions/Limitations
Name of Benefit [Text Block]	Basic Death Benefit
Operation of Benefit [Text Block]	Death Benefit One of the insurance guarantees we provide You under your Deferred Annuity is that your Beneficiaries will be protected during the “pay-in” phase against market downturns. You name your Beneficiary(ies) under the following Deferred Annuities: •Enhanced TSA•Enhanced Non-Qualified•Enhanced 403(a)•Enhanced Traditional IRAFor the following Deferred Annuities the trustee receives the death benefit: •Non-Qualified Deferred Annuity for•Section 457(f) deferred compensation plan•Section 451 deferred fee arrangements•Section 451 deferred compensation plans•Section 457(e)(11) severance and death benefit plans•Section 415(m) qualified governmental excess benefit arrangementsFor PEDC Deferred Annuities, the employer or trustee receives the death benefit. The death benefit your Beneficiary receives will be the greatest of: •Your Account Value;•Your highest Account Value as of December 31 following the end of your fifth Contract Year and at the end of every other five year period. In any case, less any later partial withdrawals, fees and charges; or•The total of all of your purchase payments less any partial withdrawals (including any applicable Early Withdrawal Charge).In each case, we deduct the amount of any outstanding loans from the death benefit. The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method. If we are notified of your death before any requested transaction is completed (which may include, depending on your administrative platform, transactions under automated investment strategies, the minimum distribution program and the Systematic Withdrawal Program), we may cancel the request. As described above, the death benefit will be determined when we receive proof of death and an election for the payment method. Until the Beneficiary (or each Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Divisions and is subject to investment risk. Where there are multiple Beneficiaries, the death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the Contract an amount equal to the difference between the death benefit payable and the Account Value in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Divisions and/or Fixed Interest Account until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit. Any death benefit amounts held in the Divisions on behalf of the remaining Beneficiaries are subject to investment risk. There is no additional death benefit guarantee. Your Beneficiary has the option to apply the death benefit (less any applicable premium and other taxes) to a pay-out option offered under your Deferred Annuity. Your Beneficiary may, however, decide to take the payment in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds, or under other settlement options that we may make available. If permitted in the Contract, if the Beneficiary is your spouse, he/she may be substituted as the purchaser of the Non-Qualified and Traditional IRA Deferred Annuities and continue the Contract under the terms and conditions of the Contract that applied prior to the Owner’s death, with certain exceptions described in the Contract. In that case, the Account Value will be reset to equal the death benefit on the date the spouse continues the Deferred Annuity. (Any additional amounts added to the Account Value will be allocated in the same proportions to each balance in a Division and the Fixed Interest Account as each bears to the total Account Value.) If the spouse continues the Deferred Annuity, the death benefit is calculated as previously described, except, all values used to calculate the death benefit, which may include highest Account Value as of December 31 following the end of the fifth Contract Year and every other five-year period, are reset on the date the spouse continues the Deferred Annuity. Your spouse may make additional purchase payments and transfers and exercise any other rights as a purchaser of the Contract. Any applicable Early Withdrawal Charges will be assessed against future withdrawals. There is no death benefit after the pay-out phase begins, however, depending on the pay-out option you select, any remaining guarantee will be paid to your Beneficiary. Total Control Account The Beneficiary may elect to have the Contract’s death proceeds paid through a settlement option called the Total Control Account, subject to our current established administrative procedures and requirements. The Total Control Account is an interest-bearing account through which the Beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate. You may also elect to have any Contract surrender proceeds paid into a Total Control Account established for You. Assets backing the Total Control Account are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because we bear the investment experience of the assets backing the Total Control Account, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA)
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawals
Withdrawal charges are calculated as a percentage of each purchase payment funding the withdrawal during the pay-in phase. A
Withdrawal Charge of up to 7.00% may be assessed on any such purchase payment paid less than 8 years before the date of the withdrawal.
For example, if you purchase the Contract for $100,000 and
surrender your Contract during the first year, You will pay a
Withdrawal Charge of up to $7,000.
Charges – Early Withdrawal Charges
Transaction Charges
In addition to Withdrawal Charges, you also may be charged for other transactions such as transferring cash value among Divisions and between the Divisions and the Fixed Interest Account. Although
we do not currently charge a fee for transfers of cash value among
Divisions or between the Divisions and the Fixed Interest Account, we reserve the right to impose a transfer fee of $25. Account reduction loans will incur a $75 account reduction loan initiation fee.
There is a one-time Contract Fee of $350 for Income Annuities. We do not charge this fee if You elect a pay-out option under your
Deferred Annuity and You have owned your Deferred Annuity for more than two years. We are currently waiving this charge.
Charges – Transfer Fee
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your
Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Fees
	Annual Fee	Minimum	Maximum
	Base Contract (varies by investment options chosen)	1.26%(1)	1.26%(1)
	Investment options (Portfolio fees and expenses)	0.28%(2)	1.04%(2)
(1)
As a percentage of your Account Balance in the Separate
Account. The Base Contract Fee includes 0.01% for the Annual
Contract Fee. For all Contracts, except the Keogh Deferred
Annuity and certain TSA Deferred Annuities, You pay a $20
annual fee from the Fixed Interest Account at the end of each
Contract Year, if your Account Value is less than $10,000 and if
You do not make purchase payments during the year. For the
Keogh Deferred Annuity with individual participant
recordkeeping (allocated) You pay a $20 charge applied against any amounts in the Fixed Interest Account.

(2)
As a percentage of average daily net assets of the Portfolio.

Because your Contract is customizable, the choices you make affect how much you will pay. To help understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add Withdrawal Charges that substantially increase costs.
		Fees
Lowest Annual Cost:	Highest Annual Cost:
$1,438	$2,076
•Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Contract classes and Portfolio
fees and expenses
•No optional benefits
•No sales charges
•No additional purchase
payments, transfers or
withdrawals
	•Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive combination of Portfolio fees and expenses •No sales charges •No additional purchase payments, transfers or withdrawals

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
Withdrawal charges are calculated as a percentage of each purchase payment funding the withdrawal during the pay-in phase. A
Withdrawal Charge of up to 7.00% may be assessed on any such purchase payment paid less than 8 years before the date of the withdrawal.
For example, if you purchase the Contract for $100,000 and
surrender your Contract during the first year, You will pay a
Withdrawal Charge of up to $7,000.
Charges – Early Withdrawal Charges

Surrender Charge Phaseout Period, Years | yr	8
Surrender Charge (of Purchase Payments) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 7,000
Transaction Charges [Text Block]
Transaction Charges
In addition to Withdrawal Charges, you also may be charged for other transactions such as transferring cash value among Divisions and between the Divisions and the Fixed Interest Account. Although
we do not currently charge a fee for transfers of cash value among
Divisions or between the Divisions and the Fixed Interest Account, we reserve the right to impose a transfer fee of $25. Account reduction loans will incur a $75 account reduction loan initiation fee.
There is a one-time Contract Fee of $350 for Income Annuities. We do not charge this fee if You elect a pay-out option under your
Deferred Annuity and You have owned your Deferred Annuity for more than two years. We are currently waiving this charge.
Charges – Transfer Fee

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your
Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Fees
	Annual Fee	Minimum	Maximum
	Base Contract (varies by investment options chosen)	1.26%(1)	1.26%(1)
	Investment options (Portfolio fees and expenses)	0.28%(2)	1.04%(2)
(1)
As a percentage of your Account Balance in the Separate
Account. The Base Contract Fee includes 0.01% for the Annual
Contract Fee. For all Contracts, except the Keogh Deferred
Annuity and certain TSA Deferred Annuities, You pay a $20
annual fee from the Fixed Interest Account at the end of each
Contract Year, if your Account Value is less than $10,000 and if
You do not make purchase payments during the year. For the
Keogh Deferred Annuity with individual participant
recordkeeping (allocated) You pay a $20 charge applied against any amounts in the Fixed Interest Account.

(2)
As a percentage of average daily net assets of the Portfolio.

Because your Contract is customizable, the choices you make affect how much you will pay. To help understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add Withdrawal Charges that substantially increase costs.
		Fees
Lowest Annual Cost:	Highest Annual Cost:
$1,438	$2,076
•Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Contract classes and Portfolio
fees and expenses
•No optional benefits
•No sales charges
•No additional purchase
payments, transfers or
withdrawals
	•Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive combination of Portfolio fees and expenses •No sales charges •No additional purchase payments, transfers or withdrawals

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.26%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.26%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.28%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.04%
Investment Options Footnotes [Text Block]	(2) As a percentage of average daily net assets of the Portfolio.
Lowest and Highest Annual Cost [Table Text Block]

Because your Contract is customizable, the choices you make affect how much you will pay. To help understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add Withdrawal Charges that substantially increase costs.
		Fees
Lowest Annual Cost:	Highest Annual Cost:
$1,438	$2,076
•Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Contract classes and Portfolio
fees and expenses
•No optional benefits
•No sales charges
•No additional purchase
payments, transfers or
withdrawals
	•Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive combination of Portfolio fees and expenses •No sales charges •No additional purchase payments, transfers or withdrawals

Lowest Annual Cost [Dollars]	$ 1,438
Highest Annual Cost [Dollars]	$ 2,076
Risks [Table Text Block]
	RISKS	LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in the Contract, including loss of principal.	Principal Risks of Investing in the Contract
Not a Short-Term Investment
This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
•Withdrawal Charges may apply up to 8 years following each
purchase payment. Withdrawal Charges will reduce the value of your Contract if you withdraw money during that time.
•The benefits of tax deferral and living benefit protections also mean that the Contract is more beneficial to investors with a long time horizon.
•Earnings on your Contract are taxed at ordinary income tax rates when You withdraw them, and You may have to pay a penalty if
You take a withdrawal before age 59 1∕2.
Principal Risks of Investing in the Contract
Risks Associated with Investment Options
•An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the
performance of the investment options available under the
Contract (e.g., Portfolios).
•Each investment option (including the Fixed Interest Account investment option) will have its own unique risks.
•You should review these investment options before making an investment decision.
Principal Risks of Investing in the Contract
Risk of Contract Termination	Subject to certain limitations, if your Account Value falls below the minimum Account Balance or is not sufficient to pay the Contract charges, we may terminate your Contract.	Principal Risks of Investing in the Contract
Insurance Company Risks
An investment in the Contract is subject to the risks related to
Metropolitan Life including any obligations (including under the
Fixed Interest Account), guarantees and benefits of the Contract, which are subject to the claims-paying ability of the Company, and our long term ability to make such payments, and are not
guaranteed by any other party. MetLife is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.
More information about the Company, including its financial
strength ratings, is available upon request by visiting https://
www.metlife.com/about-us/corporate-profile/ratings/.
Principal Risks of Investing in the Contract

Investment Restrictions [Text Block]	Although we do not currently charge a fee for transfers of cash value among Divisions or between the Divisions and the Fixed Interest Account, we reserve the right to impose a transfer fee of $25.We reserve the right to add, remove or substitute Portfolios.The Company also has policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading, and in those instances, there are additional limits that apply to transfers.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract.•There is no additional tax benefit if You purchase the through a tax-qualified plan or individual retirement account (IRA).•Earnings on your Contract are taxed at ordinary income tax rates when You withdraw them, and You may have to pay a penalty if You take a withdrawal before age 59 1∕2.
Investment Professional Compensation [Text Block]	Your investment professional may receive compensation for selling this Contract to You, both in the form of commissions and because MetLife may share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing Contract.
Item 4. Fee Table [Text Block]	FEES The following tables describe the fees and expenses You will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract value between investment options. State premium taxes may also be deducted. Transaction Fees
Sales Load Imposed on Purchase Payments	None
Early Withdrawal Charge (as a percentage of each purchase payment funding the withdrawal during the pay-in phase)(1)	7%
Exchange Fee for Deferred Annuities	None
Account Reduction Loan Initiation Fee(2)	$75
Income Annuity Contract Fee(3)	$350
Transfer Fee(4)	$25
Premium Tax Charges(5)	3.50%
1An Early Withdrawal Charge of up to 7% may apply if You withdraw purchase payments within seven years of when they were credited to your Deferred Annuity. The charge on purchase payments is calculated according to the following schedule:
During Purchase Payment Year	Percentage
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	1%
Thereafter	0%
There are times when the Early Withdrawal Charge does not apply to amounts that are withdrawn from a Deferred Annuity. For example, each Contract Year You may take the greater of 10% of your Account Value or your purchase payments made over seven years ago free of Early Withdrawal Charges.[2]This fee may be waived for certain groups.[3]There is a one-time Contract Fee of $350 for Income Annuities. We do not charge this fee if You elect a pay-out option under your Deferred Annuity and You have owned your Deferred Annuity for more than two years. We are currently waiving this charge.[4]Although we do not currently charge a fee for transfers, we reserve the right to impose a transfer fee of $25.[5]Premium taxes depend on the state and range from 0- 3.50% of Contract Value (or, if applicable purchase payments).The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Portfolio Company fees and expenses). Annual Contract Expenses
Administrative Expenses(1)	$20
Base Contract Expense(2) (as a percentage of your average Account Value in the Separate Account)	1.25%
Annual Account Reduction Loan Maintenance Fee (per loan outstanding) (3)	$ 50
[1]The administrative expenses are referred to as the Annual Contract Fee in the Prospectus. The Annual Contract Fee is $20 annually and is charged only against amounts in the Fixed Interest Account. The Annual Contract Fee may be waived under certain circumstances.[2]Pursuant to the terms of the Contract, our total Separate Account charge will not exceed 1.25% of your average balance in the Divisions. For purposes of presentation here, we estimated the allocation between general administrative expenses and the mortality and expense risk charge for Deferred Annuities or the amount of underlying Portfolio shares we have designated in the Divisions to generate your income payments for Income Annuities.[3]This fee may be waived for certain groups. The loan maintenance fee is paid on a quarterly basis at the end of each quarter on a pro-rata basis from the Divisions and the Fixed Interest Account in which You then have a balance.The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. A complete list of Portfolios available under the Contract, including their annual expenses, may be found in “Appendix A-Portfolio Companies Available Under the Contract” at the back of this Prospectus. Annual Portfolio Company Expenses
	Minimum	Maximum
expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses	0.28%	1.04%

Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Deferred Sales Load (of Other Amount), Maximum [Percent]	7.00%
Deferred Sales Load, Footnotes [Text Block]	An Early Withdrawal Charge of up to 7% may apply if You withdraw purchase payments within seven years of when they were credited to your Deferred Annuity. The charge on purchase payments is calculated according to the following schedule:There are times when the Early Withdrawal Charge does not apply to amounts that are withdrawn from a Deferred Annuity. For example, each Contract Year You may take the greater of 10% of your Account Value or your purchase payments made over seven years ago free of Early Withdrawal Charges.
Exchange Fee, Maximum [Dollars]	$ 25
Exchange Fee (of Other Amount), Maximum [Percent]	0.00%
Exchange Fee, Footnotes [Text Block]	Although we do not currently charge a fee for transfers, we reserve the right to impose a transfer fee of $25.
Administrative Expense, Maximum [Dollars]	$ 20
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.25%
Base Contract Expense, Footnotes [Text Block]	Pursuant to the terms of the Contract, our total Separate Account charge will not exceed 1.25% of your average balance in the Divisions. For purposes of presentation here, we estimated the allocation between general administrative expenses and the mortality and expense risk charge for Deferred Annuities or the amount of underlying Portfolio shares we have designated in the Divisions to generate your income payments for Income Annuities.
Other Annual Expense, Maximum [Dollars]	$ 50
Other Annual Expense, Footnotes [Text Block]	There is a one-time Contract Fee of $350 for Income Annuities. We do not charge this fee if You elect a pay-out option under your Deferred Annuity and You have owned your Deferred Annuity for more than two years. We are currently waiving this charge.
Annual Portfolio Company Expenses [Table Text Block]
	Minimum	Maximum
expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses	0.28%	1.04%

Portfolio Company Expenses [Text Block]	expenses that are deducted from Portfolio assets, including management fees, distributionand/or service (12b-1) fees, and other expenses
Portfolio Company Expenses Minimum [Percent]	0.28%
Portfolio Company Expenses Maximum [Percent]	1.04%
Surrender Example [Table Text Block]
	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period
Maximum	$9,290	$11,559	$14,789	$25,907
Minimum	$8,530	$9,252	$10,901	$17,926

Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,290
Surrender Expense, 1 Year, Minimum [Dollars]	8,530
Surrender Expense, 3 Years, Maximum [Dollars]	11,559
Surrender Expense, 3 Years, Minimum [Dollars]	9,252
Surrender Expense, 5 Years, Maximum [Dollars]	14,789
Surrender Expense, 5 Years, Minimum [Dollars]	10,901
Surrender Expense, 10 Years, Maximum [Dollars]	25,907
Surrender Expense, 10 Years, Minimum [Dollars]	17,926
Annuitized Expense, 1 Year, Maximum [Dollars]	2,640
Annuitized Expense, 1 Year, Minimum [Dollars]	1,880
Annuitized Expense, 3 Years, Maximum [Dollars]	7,393
Annuitized Expense, 3 Years, Minimum [Dollars]	5,091
Annuitized Expense, 5 Years, Maximum [Dollars]	12,406
Annuitized Expense, 5 Years, Minimum [Dollars]	8,528
Annuitized Expense, 10 Years, Maximum [Dollars]	26,177
Annuitized Expense, 10 Years, Minimum [Dollars]	18,221
No Surrender Expense, 1 Year, Maximum [Dollars]	2,640
No Surrender Expense, 1 Year, Minimum [Dollars]	1,880
No Surrender Expense, 3 Years, Maximum [Dollars]	7,393
No Surrender Expense, 3 Years, Minimum [Dollars]	5,091
No Surrender Expense, 5 Years, Maximum [Dollars]	12,406
No Surrender Expense, 5 Years, Minimum [Dollars]	8,528
No Surrender Expense, 10 Years, Maximum [Dollars]	26,177
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 18,221
Item 5. Principal Risks [Table Text Block]	PRINCIPAL RISKS OF INVESTING IN THE CONTRACT Investing in the Contracts involves risks. The following are the principal risks of an investment in the Contract. You should carefully consider the below risks in addition to the other information contained in this Prospectus. Risk of Loss. An investment in the Contract is not a bank deposit and is not guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The Contract is subject to market risk (the risk that your investments may decline in value or underperform your expectations). As a result, You can lose money by investing in the Contract, including loss of principal. Contract Termination. Subject to certain limitations, if your Account Value falls below the minimum Account Balance or is not sufficient to pay the Contract charges, we may terminate your Contract. Not a Short-Term Investment. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. If you withdraw early, you may have to pay a Withdrawal Charge and/or income taxes, including a tax penalty if you are younger than age 59 1∕2. An Early Withdrawal Charge of up to 7% may apply to any purchase payment paid less than 8 years before the date of the withdrawal. Withdrawal Charges will reduce the value of your Contract if you withdraw money during that time. The benefits of tax deferral and living benefit protections also mean that the Contract is more beneficial to investors with a long time horizon. Risk of Underlying Portfolios. An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Portfolio Companies). Each investment option (including the Fixed Interest Account investment option) will have its own unique risks. We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Account Balance of your Contract resulting from the performance of the Portfolio You have chosen. You should review these investment options before making an investment decision. Information regarding the Portfolios available under your Contract is available in Appendix A to this Prospectus. Contract Termination. Subject to certain limitations, if your Account Value falls below the minimum Account Balance or is not sufficient to pay the Contract charges, we may terminate your Contract. Risks Associated with the Company. An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Fixed Interest Account), guarantees, or benefits are subject to the claims-paying ability of the Company, and our long term ability to make such payments, and are not guaranteed by any other party. MetLife is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product. Conflicts of Interest. Your investment professional may receive compensation for selling this Contract to You, both in the form of commissions and because MetLife may share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment. In addition, some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing Contract. Suitability. An investment in the Contract may not be suitable for all investors. For example, there is no additional tax benefit if You purchase the Contract through a tax-qualified plan or individual retirement account (IRA). Therefore, there should be reasons other than tax deferral for acquiring the Contract. You should consult with a tax or investment professional to determine the tax and other implications of an investment in and purchase payments received under the Contract. Taxation Risk. Although the provisions of the Code relevant to the Contract are generally described under “Federal Tax Considerations,” an investor should consult its own tax advisor concerning the effects of federal, state, local and foreign tax law on the Contract. No assurance can be given that, even if the tax provisions currently applicable to the Contract are favorable, the law or regulations or interpretations thereunder will not change and the Contract may be disadvantaged. Cybersecurity. Our business is highly dependent upon the effective operation of our information systems, and those of our service providers, vendors, and other third parties. Cybersecurity breaches of such systems can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality and our disaster recovery systems may be insufficient to safeguard our ability to conduct business. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate Accumulation Unit Values; cause the release and possible loss or destruction of confidential Contract Owner or business information; impede order processing or cause other operational issues; and result in regulatory enforcement actions or new laws or regulations which could increase our compliance costs. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, and we require our critical vendors to implement effective cybersecurity and data protection measures, there is no guarantee that we will be able to successfully manage this risk at all times. Pandemics and Other Public Health Issues. The pandemic spread of the novel coronavirus COVID-19 has caused and may continue to cause illnesses and deaths. This pandemic, other pandemics, and their related major public health issues, and governmental, business and consumer reactions to them, have affected and may continue to have a major impact on the global economy and financial markets. Governmental and non-governmental organizations may not effectively combat the spread and severity of such a pandemic, increasing uncertainty, and creating the potential for more rapid changes to which the Company may find it more difficult to adjust. For example, regulatory action in response to pandemics or other health issues may impose new requirements affecting the Company’s obligations under your Contract, exposing the Company to risks and costs that the Company is unable to foresee or underwrite. Terrorism and Security Risk.The continued threat of terrorism, ongoing or potential military and other actions such as the Russia-Ukraine conflict, and heightened security measures may cause significant volatility in global financial markets and result in loss of life, property damage, additional disruptions to commerce and reduced economic activity. The value of our investment portfolio may be adversely affected by declines in the credit and equity markets and reduced economic activity caused by such threats. Additionally, the performance of the Indexes may be adversely affected. This risk could be higher for Indexes with exposure to European or Russian markets, including the MSCI EAFE index. Companies in which we maintain investments may suffer losses as a result of financial, commercial or economic disruptions, and such disruptions might affect the ability of those companies to pay interest or principal on their securities or mortgage loans. Terrorist or military actions also could disrupt our operations centers and result in higher than anticipated claims under our insurance policies.
Item 10. Benefits Available (N-4) [Text Block]	BENEFITS AVAILABLE UNDER THE CONTRACTS The following table summarizes information about the benefits available under the Contract:
Name of Benefit*	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/ Limitations
Standard Death Benefit
Guarantees that the
death benefit will not
be less than the
greatest of (1) your
Account Value; (2) Your
highest Account Value
as of December 31
following the end of
your fifth Contract Year
and at the end of every
other five year period.
In any case, less any
later partial
withdrawals, fees and
charges; or (3) the
total of all of your
purchase payments less
any partial withdrawals
(including any
applicable Early
Withdrawal Charge).
		Standard	None	•Withdrawals could significantly reduce the benefit.
The Equity Generator®:	An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to any one Division based on your selection.	Standard	None	•Benefit limits available investment options. •If your Fixed Interest Account Balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.
Name of Benefit*	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/ Limitations
The Equalizer SM:
You start with equal
amounts of money in
the Fixed Interest
Account and your
choice of either the
MetLife Stock Index
Division or the Frontier
Mid Cap Growth
Division. Each quarter,
amounts are
transferred between
the Fixed Interest
Account and your
chosen Division to
make the value of each
equal.
		Standard	None	•Benefit limits available investment options.
The Rebalancer®:
You select a specific
asset allocation for
your entire Account
Balance from among
the Divisions and the
Fixed Interest Account,
if available. Each
quarter we transfer
amounts among these
options to bring the
percentage of your
Account Balance in
each option back to
your original
allocation.
		Standard	None	•In the future, we may permit You to allocate less than 100% of your Account Balance to this strategy.
Name of Benefit*	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/ Limitations
The Index Selector®:
You may select one of
five asset allocation
models which are
designed to correlate
to various risk
tolerance levels. Each
quarter the percentage
in each of the Divisions
in which the model
invests and any Fixed
Interest Account is
brought back to the
selected model
percentage by
transferring amounts
among the Divisions
and any Fixed Interest
Account.
		Standard	None	•Benefit limits available investment options.
The Allocator SM:
Each month, a dollar
amount You choose is
transferred from the
Fixed Interest Account
to any of the Divisions
You choose. You select
the day of the month
and the number of
months over which the
transfers will occur.
		Standard	None	•Minimum periodic transfer of $50 is required. •Once your Fixed Interest Account Balance is exhausted, the strategy is discontinued.
Systematic Withdrawal Program for TSA Deferred Annuities	Automatically withdraws a specific dollar amount or a percentage of your Account Balance of your choice each Contract Year.	Standard	None
•Only available for
TSA deferred
annuities.
•Not available in all
states.
•Income taxes, tax
penalties and
Withdrawal Charges
may apply to your
withdrawals.
•Subject to our
required minimums
and administrative
restrictions.
•Not available in
conjunction with any
automated
investment strategy.

*If your annuity was issued in connection with an employer plan, you should ask your employer for a list of available riders.
Benefits Available [Table Text Block]
Name of Benefit*	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/ Limitations
Standard Death Benefit
Guarantees that the
death benefit will not
be less than the
greatest of (1) your
Account Value; (2) Your
highest Account Value
as of December 31
following the end of
your fifth Contract Year
and at the end of every
other five year period.
In any case, less any
later partial
withdrawals, fees and
charges; or (3) the
total of all of your
purchase payments less
any partial withdrawals
(including any
applicable Early
Withdrawal Charge).
		Standard	None	•Withdrawals could significantly reduce the benefit.
The Equity Generator®:	An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to any one Division based on your selection.	Standard	None	•Benefit limits available investment options. •If your Fixed Interest Account Balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.
Name of Benefit*	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/ Limitations
The Equalizer SM:
You start with equal
amounts of money in
the Fixed Interest
Account and your
choice of either the
MetLife Stock Index
Division or the Frontier
Mid Cap Growth
Division. Each quarter,
amounts are
transferred between
the Fixed Interest
Account and your
chosen Division to
make the value of each
equal.
		Standard	None	•Benefit limits available investment options.
The Rebalancer®:
You select a specific
asset allocation for
your entire Account
Balance from among
the Divisions and the
Fixed Interest Account,
if available. Each
quarter we transfer
amounts among these
options to bring the
percentage of your
Account Balance in
each option back to
your original
allocation.
		Standard	None	•In the future, we may permit You to allocate less than 100% of your Account Balance to this strategy.
Name of Benefit*	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/ Limitations
The Index Selector®:
You may select one of
five asset allocation
models which are
designed to correlate
to various risk
tolerance levels. Each
quarter the percentage
in each of the Divisions
in which the model
invests and any Fixed
Interest Account is
brought back to the
selected model
percentage by
transferring amounts
among the Divisions
and any Fixed Interest
Account.
		Standard	None	•Benefit limits available investment options.
The Allocator SM:
Each month, a dollar
amount You choose is
transferred from the
Fixed Interest Account
to any of the Divisions
You choose. You select
the day of the month
and the number of
months over which the
transfers will occur.
		Standard	None	•Minimum periodic transfer of $50 is required. •Once your Fixed Interest Account Balance is exhausted, the strategy is discontinued.
Systematic Withdrawal Program for TSA Deferred Annuities	Automatically withdraws a specific dollar amount or a percentage of your Account Balance of your choice each Contract Year.	Standard	None
•Only available for
TSA deferred
annuities.
•Not available in all
states.
•Income taxes, tax
penalties and
Withdrawal Charges
may apply to your
withdrawals.
•Subject to our
required minimums
and administrative
restrictions.
•Not available in
conjunction with any
automated
investment strategy.

Name of Benefit [Text Block]	Name of Benefit*Systematic Withdrawal Program for TSA Deferred Annuities
Purpose of Benefit [Text Block]	PurposeAutomatically withdraws a specific dollar amount or a percentage of your Account Balance of your choice each Contract Year.StandardNone
Brief Restrictions / Limitations [Text Block]	Brief Description ofRestrictions/Limitations•Only available for TSA deferred annuities.•Not available in all states.•Income taxes, tax penalties and Withdrawal Charges may apply to your withdrawals.•Subject to our required minimums and administrative restrictions.•Not available in conjunction with any automated investment strategy.
Name of Benefit [Text Block]	Name of Benefit*Systematic Withdrawal Program for TSA Deferred Annuities
Item 17. Portfolio Companies (N-4) [Text Block]	APPENDIX A — PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT The following is a list of Portfolios currently available. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at https://dfinview.com/metlife/tahd/MET000235. You can also request this information at no cost by calling 800-560-5001, by sending an email request to RCG@metlife.com, or through your registered representative. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolios. If your annuity was issued in connection with an employer plan, the availability of Portfolios may vary by employer and you should ask your employer for a list of available Portfolios. The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Deferred Annuity may charge, such as Platform Charges. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance. *The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.Index Selector: If You elect the Index Selector You are limited to allocating your purchase payments and Account Balance among the following funding options and the Fixed Interest Account: MetLife Aggregate Bond Index
MetLife Stock Index
MetLife MSCI EAFE Index
MetLife Russell 2000 Index
MetLife Mid Cap Stock Index The Equity Generator® and The Equalizer (SM): In addition to the Fixed Interest Account these Automated Strategies may also use the: MetLife Stock Index Division
Frontier Mid Cap Growth Division
Prospectuses Available [Text Block]	The following is a list of Portfolios currently available. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at https://dfinview.com/metlife/tahd/MET000235. You can also request this information at no cost by calling 800-560-5001, by sending an email request to RCG@metlife.com, or through your registered representative. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolios. If your annuity was issued in connection with an employer plan, the availability of Portfolios may vary by employer and you should ask your employer for a list of available Portfolios. The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Deferred Annuity may charge, such as Platform Charges. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR	10 YEAR
Global Equity	American Funds Global Small Capitalization Fund* - Class 2 Capital Research and Management CompanySM	0.91%	-29.55%	2.79%	6.84%
US Equity	American Funds Growth Fund - Class 2 Capital Research and Management CompanySM	0.59%	-29.94%	11.14%	13.64%
US Equity	American Funds Growth-Income Fund - Class 2 Capital Research and Management CompanySM	0.53%	-16.50%	7.83%	11.54%
US Fixed Income	American Funds The Bond Fund of America* - Class 2 Capital Research and Management CompanySM	0.46%	-12.58%	0.76%	1.36%
Allocation	American Funds® Balanced Allocation Portfolio - Class C Brighthouse Investment Advisers, LLC	0.96%	-16.76%	4.29%	6.85%
Allocation	American Funds® Growth Allocation Portfolio - Class C Brighthouse Investment Advisers, LLC	0.99%	-18.52%	5.17%	8.43%
Allocation	American Funds® Moderate Allocation Portfolio - Class C Brighthouse Investment Advisers, LLC	0.93%	-14.63%	3.48%	5.54%
International Equity	Baillie Gifford International Stock Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited (subsidiary of Baillie Gifford & Co.)	0.73%	-28.60%	-0.23%	4.45%
US Fixed Income	BlackRock Bond Income Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.38%	-14.15%	0.32%	1.55%
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR	10 YEAR
US Equity	BlackRock Capital Appreciation Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.78%	-37.68%	7.52%	11.50%
Allocation	Brighthouse Asset Allocation 100 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.73%	-19.89%	5.44%	8.94%
Allocation	Brighthouse Asset Allocation 20 Portfolio* - Class A Brighthouse Investment Advisers, LLC	0.63%	-12.54%	1.78%	2.96%
Allocation	Brighthouse Asset Allocation 40 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.62%	-13.63%	2.82%	4.64%
Allocation	Brighthouse Asset Allocation 60 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.65%	-15.17%	3.94%	6.33%
Allocation	Brighthouse Asset Allocation 80 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.68%	-17.71%	4.79%	7.79%
US Equity	Brighthouse/Artisan Mid Cap Value Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership	0.76%	-12.62%	4.82%	8.29%
US Fixed Income	Brighthouse/Franklin Low Duration Total Return Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.	0.72%	-4.74%	0.50%	0.85%
Allocation	Brighthouse/Wellington Balanced Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.52%	-17.08%	5.67%	8.30%
US Equity	Brighthouse/Wellington Core Equity Opportunities Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.61%	-5.08%	11.45%	12.78%
US Equity	Brighthouse/Wellington Large Cap Research Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.54%	-19.02%	8.82%	12.46%
Allocation	Calvert VP SRI Balanced Portfolio - Class I Calvert Research and Management	0.64%	-15.41%	6.32%	7.57%
Sector	CBRE Global Real Estate Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC	0.79%	-24.89%	1.89%	3.61%
Allocation	Freedom 2020 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.73%	-15.97%	3.47%	5.79%
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR	10 YEAR
Allocation	Freedom 2025 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.76%	-16.64%	3.84%	6.51%
Allocation	Freedom 2030 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.79%	-17.09%	4.34%	7.22%
Allocation	Freedom 2035 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.84%	-17.89%	5.12%	8.11%
Allocation	Freedom 2040 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.88%	-18.41%	5.62%	8.44%
Allocation	Freedom 2045 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.88%	-18.42%	5.63%	8.51%
Allocation	Freedom 2050 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.88%	-18.47%	5.61%	8.53%
Allocation	Freedom 2055 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.88%	-18.46%	—	—
Allocation	Freedom 2060 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.88%	-18.38%	—	—
US Equity	Frontier Mid Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC	0.70%	-28.15%	6.39%	10.57%
International Equity	Harris Oakmark International Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.	0.87%	-15.93%	-1.85%	4.25%
Global Equity	Invesco Global Equity Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.58%	-31.70%	3.03%	8.05%
US Equity	Invesco Small Cap Growth Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.96%	-35.11%	4.33%	9.94%
US Equity	Jennison Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC	0.54%	-38.87%	8.40%	13.05%
Allocation	Loomis Sayles Global Allocation Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	1.03%	-23.30%	3.95%	6.73%
US Equity	Loomis Sayles Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.57%	-27.86%	5.54%	10.34%
US Equity	Loomis Sayles Small Cap Core Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.88%	-15.06%	5.32%	9.89%
US Equity	Loomis Sayles Small Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.86%	-22.96%	7.75%	11.62%
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR	10 YEAR
US Fixed Income	MetLife Aggregate Bond Index Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.27%	-13.09%	-0.18%	0.82%
US Equity	MetLife Mid Cap Stock Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.29%	-13.26%	6.45%	10.51%
International Equity	MetLife MSCI EAFE® Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.38%	-14.47%	1.40%	4.39%
US Equity	MetLife Russell 2000® Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.31%	-20.23%	4.09%	9.00%
US Equity	MetLife Stock Index Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.26%	-18.30%	9.16%	12.28%
International Equity	MFS® Research International Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.64%	-17.30%	3.08%	5.02%
Allocation	MFS® Total Return Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.75%	-9.77%	5.03%	7.23%
US Equity	MFS® Value Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.71%	-6.10%	7.36%	11.12%
US Equity	Morgan Stanley Discovery Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.	0.65%	-62.47%	5.73%	8.62%
US Equity	Neuberger Berman Genesis Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	0.80%	-19.15%	7.70%	10.74%
US Fixed Income	PIMCO Inflation Protected Bond Portfolio - Class E Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.92%	-11.73%	1.95%	0.84%
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR	10 YEAR
US Fixed Income	PIMCO Total Return Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.49%	-14.34%	0.04%	1.07%
Allocation	SSGA Growth and Income ETF Portfolio - Class E Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.69%	-15.26%	3.45%	5.52%
Allocation	SSGA Growth ETF Portfolio - Class E Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.72%	-15.78%	4.24%	6.75%
US Equity	T. Rowe Price Large Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.57%	-40.46%	4.93%	11.29%
US Equity	T. Rowe Price Mid Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.70%	-22.33%	7.44%	12.18%
US Equity	T. Rowe Price Small Cap Growth Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.50%	-22.15%	6.11%	11.35%
US Equity	Victory Sycamore Mid Cap Value Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management, Inc.	0.59%	-2.45%	10.12%	10.43%
US Fixed Income	Western Asset Management Strategic Bond Opportunities Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company, LLC (Legg Mason)	0.55%	-16.66%	0.18%	2.19%
US Fixed Income	Western Asset Management U.S. Government Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company, LLC (Legg Mason)	0.49%	-9.01%	0.19%	0.68%

Portfolio Company Objective [Text Block]	FUNDTYPE
Temporary Fee Reductions, Current Expenses [Text Block]	The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | RisksAssociatedwithInvestmentOptionsMember
Prospectus:
Risk [Text Block]	Risk of Underlying Portfolios. An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Portfolio Companies). Each investment option (including the Fixed Interest Account investment option) will have its own unique risks. We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Account Balance of your Contract resulting from the performance of the Portfolio You have chosen. You should review these investment options before making an investment decision. Information regarding the Portfolios available under your Contract is available in Appendix A to this Prospectus.
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | ContractTerminationMember
Prospectus:
Risk [Text Block]	Contract Termination. Subject to certain limitations, if your Account Value falls below the minimum Account Balance or is not sufficient to pay the Contract charges, we may terminate your Contract.
Principal Risk [Text Block]	Contract Termination. Subject to certain limitations, if your Account Value falls below the minimum Account Balance or is not sufficient to pay the Contract charges, we may terminate your Contract.
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | RisksAssociatedwiththeCompanyMember
Prospectus:
Risk [Text Block]	Risks Associated with the Company. An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Fixed Interest Account), guarantees, or benefits are subject to the claims-paying ability of the Company, and our long term ability to make such payments, and are not guaranteed by any other party. MetLife is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | ConflictsofInterestMember
Prospectus:
Risk [Text Block]	Conflicts of Interest. Your investment professional may receive compensation for selling this Contract to You, both in the form of commissions and because MetLife may share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment. In addition, some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing Contract.
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | SuitabilityMember
Prospectus:
Risk [Text Block]	Suitability. An investment in the Contract may not be suitable for all investors. For example, there is no additional tax benefit if You purchase the Contract through a tax-qualified plan or individual retirement account (IRA). Therefore, there should be reasons other than tax deferral for acquiring the Contract. You should consult with a tax or investment professional to determine the tax and other implications of an investment in and purchase payments received under the Contract.
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | TaxationRiskMember
Prospectus:
Risk [Text Block]	Taxation Risk. Although the provisions of the Code relevant to the Contract are generally described under “Federal Tax Considerations,” an investor should consult its own tax advisor concerning the effects of federal, state, local and foreign tax law on the Contract. No assurance can be given that, even if the tax provisions currently applicable to the Contract are favorable, the law or regulations or interpretations thereunder will not change and the Contract may be disadvantaged.
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | CybersecurityMember
Prospectus:
Risk [Text Block]	Cybersecurity. Our business is highly dependent upon the effective operation of our information systems, and those of our service providers, vendors, and other third parties. Cybersecurity breaches of such systems can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality and our disaster recovery systems may be insufficient to safeguard our ability to conduct business. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate Accumulation Unit Values; cause the release and possible loss or destruction of confidential Contract Owner or business information; impede order processing or cause other operational issues; and result in regulatory enforcement actions or new laws or regulations which could increase our compliance costs. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, and we require our critical vendors to implement effective cybersecurity and data protection measures, there is no guarantee that we will be able to successfully manage this risk at all times.
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | PandemicsAndOtherPublicHealthIssuesMember
Prospectus:
Risk [Text Block]	Pandemics and Other Public Health Issues. The pandemic spread of the novel coronavirus COVID-19 has caused and may continue to cause illnesses and deaths. This pandemic, other pandemics, and their related major public health issues, and governmental, business and consumer reactions to them, have affected and may continue to have a major impact on the global economy and financial markets. Governmental and non-governmental organizations may not effectively combat the spread and severity of such a pandemic, increasing uncertainty, and creating the potential for more rapid changes to which the Company may find it more difficult to adjust. For example, regulatory action in response to pandemics or other health issues may impose new requirements affecting the Company’s obligations under your Contract, exposing the Company to risks and costs that the Company is unable to foresee or underwrite.
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | TerrorismSecurityRiskMember
Prospectus:
Risk [Text Block]	Terrorism and Security Risk.The continued threat of terrorism, ongoing or potential military and other actions such as the Russia-Ukraine conflict, and heightened security measures may cause significant volatility in global financial markets and result in loss of life, property damage, additional disruptions to commerce and reduced economic activity. The value of our investment portfolio may be adversely affected by declines in the credit and equity markets and reduced economic activity caused by such threats. Additionally, the performance of the Indexes may be adversely affected. This risk could be higher for Indexes with exposure to European or Russian markets, including the MSCI EAFE index. Companies in which we maintain investments may suffer losses as a result of financial, commercial or economic disruptions, and such disruptions might affect the ability of those companies to pay interest or principal on their securities or mortgage loans. Terrorist or military actions also could disrupt our operations centers and result in higher than anticipated claims under our insurance policies.
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	Risk of Loss. An investment in the Contract is not a bank deposit and is not guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The Contract is subject to market risk (the risk that your investments may decline in value or underperform your expectations). As a result, You can lose money by investing in the Contract, including loss of principal.
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	Not a Short-Term Investment. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. If you withdraw early, you may have to pay a Withdrawal Charge and/or income taxes, including a tax penalty if you are younger than age 59 1∕2. An Early Withdrawal Charge of up to 7% may apply to any purchase payment paid less than 8 years before the date of the withdrawal. Withdrawal Charges will reduce the value of your Contract if you withdraw money during that time. The benefits of tax deferral and living benefit protections also mean that the Contract is more beneficial to investors with a long time horizon.
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Contract is subject to the risks related to Metropolitan Life including any obligations (including under the Fixed Interest Account), guarantees and benefits of the Contract, which are subject to the claims-paying ability of the Company, and our long term ability to make such payments, and are not guaranteed by any other party. MetLife is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product. More information about the Company, including its financial strength ratings, is available upon request by visiting https://www.metlife.com/about-us/corporate-profile/ratings/.
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | AmericanFundsGlobalSmallCapitalizationFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Name [Text Block]	American Funds Global Small Capitalization Fund* - Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(29.55%)
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	6.84%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | AmericanFundsGrowthFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	American Funds Growth Fund - Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	(29.94%)
Average Annual Total Returns, 5 Years [Percent]	11.14%
Average Annual Total Returns, 10 Years [Percent]	13.64%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | AmericanFundsGrowthIncomeFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	American Funds Growth-Income Fund - Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	(16.50%)
Average Annual Total Returns, 5 Years [Percent]	7.83%
Average Annual Total Returns, 10 Years [Percent]	11.54%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | AmericanFundsTheBondFundofAmericaClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	American Funds The Bond Fund of America* - Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	(12.58%)
Average Annual Total Returns, 5 Years [Percent]	0.76%
Average Annual Total Returns, 10 Years [Percent]	1.36%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | AmericanFundsBalancedAllocationPortfolioClassCMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Funds® Balanced Allocation Portfolio - Class C
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(16.76%)
Average Annual Total Returns, 5 Years [Percent]	4.29%
Average Annual Total Returns, 10 Years [Percent]	6.85%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | AmericanFundsGrowthAllocationPortfolioClassCMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Funds® Growth Allocation Portfolio - Class C
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(18.52%)
Average Annual Total Returns, 5 Years [Percent]	5.17%
Average Annual Total Returns, 10 Years [Percent]	8.43%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | AmericanFundsModerateAllocationPortfolioClassCMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Funds® Moderate Allocation Portfolio - Class C
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(14.63%)
Average Annual Total Returns, 5 Years [Percent]	3.48%
Average Annual Total Returns, 10 Years [Percent]	5.54%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | BaillieGiffordInternationalStockPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Baillie Gifford International Stock Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Baillie Gifford Overseas Limited(subsidiary of Baillie Gifford & Co.)
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(28.60%)
Average Annual Total Returns, 5 Years [Percent]	(0.23%)
Average Annual Total Returns, 10 Years [Percent]	4.45%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | BlackRockBondIncomePortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	BlackRock Bond Income Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	(14.15%)
Average Annual Total Returns, 5 Years [Percent]	0.32%
Average Annual Total Returns, 10 Years [Percent]	1.55%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | BlackRockCapitalAppreciationPortfolioClassEMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	BlackRock Capital Appreciation Portfolio* - Class E
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(37.68%)
Average Annual Total Returns, 5 Years [Percent]	7.52%
Average Annual Total Returns, 10 Years [Percent]	11.50%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | BrighthouseAssetAllocation100PortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 100 Portfolio - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(19.89%)
Average Annual Total Returns, 5 Years [Percent]	5.44%
Average Annual Total Returns, 10 Years [Percent]	8.94%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | BrighthouseAssetAllocation20PortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 20 Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	(12.54%)
Average Annual Total Returns, 5 Years [Percent]	1.78%
Average Annual Total Returns, 10 Years [Percent]	2.96%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | BrighthouseAssetAllocation40PortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 40 Portfolio - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	(13.63%)
Average Annual Total Returns, 5 Years [Percent]	2.82%
Average Annual Total Returns, 10 Years [Percent]	4.64%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | BrighthouseAssetAllocation60PortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 60 Portfolio - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(15.17%)
Average Annual Total Returns, 5 Years [Percent]	3.94%
Average Annual Total Returns, 10 Years [Percent]	6.33%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | BrighthouseAssetAllocation80PortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 80 Portfolio - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	(17.71%)
Average Annual Total Returns, 5 Years [Percent]	4.79%
Average Annual Total Returns, 10 Years [Percent]	7.79%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | BrighthouseArtisanMidCapValuePortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Brighthouse/Artisan Mid Cap Value Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Artisan Partners Limited Partnership
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(12.62%)
Average Annual Total Returns, 5 Years [Percent]	4.82%
Average Annual Total Returns, 10 Years [Percent]	8.29%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | BrighthouseFranklinLowDurationTotalReturnPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	Brighthouse/Franklin Low Duration Total Return Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(4.74%)
Average Annual Total Returns, 5 Years [Percent]	0.50%
Average Annual Total Returns, 10 Years [Percent]	0.85%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | BrighthouseWellingtonBalancedPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Brighthouse/Wellington Balanced Portfolio - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	(17.08%)
Average Annual Total Returns, 5 Years [Percent]	5.67%
Average Annual Total Returns, 10 Years [Percent]	8.30%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | BrighthouseWellingtonCoreEquityOpportunitiesPortfolioClassEMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(5.08%)
Average Annual Total Returns, 5 Years [Percent]	11.45%
Average Annual Total Returns, 10 Years [Percent]	12.78%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | BrighthouseWellingtonLargeCapResearchPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Brighthouse/Wellington Large Cap Research Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	(19.02%)
Average Annual Total Returns, 5 Years [Percent]	8.82%
Average Annual Total Returns, 10 Years [Percent]	12.46%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | CalvertVPSRIBalancedPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Calvert VP SRI Balanced Portfolio - Class I
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(15.41%)
Average Annual Total Returns, 5 Years [Percent]	6.32%
Average Annual Total Returns, 10 Years [Percent]	7.57%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | CBREGlobalRealEstatePortfolioClassEMember
Prospectus:
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Name [Text Block]	CBRE Global Real Estate Portfolio* - Class E
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	CBRE Investment Management Listed Real Assets LLC
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(24.89%)
Average Annual Total Returns, 5 Years [Percent]	1.89%
Average Annual Total Returns, 10 Years [Percent]	3.61%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | Freedom2020PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Freedom 2020 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(15.97%)
Average Annual Total Returns, 5 Years [Percent]	3.47%
Average Annual Total Returns, 10 Years [Percent]	5.79%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | Freedom2025PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Freedom 2025 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(16.64%)
Average Annual Total Returns, 5 Years [Percent]	3.84%
Average Annual Total Returns, 10 Years [Percent]	6.51%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | Freedom2030PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Freedom 2030 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(17.09%)
Average Annual Total Returns, 5 Years [Percent]	4.34%
Average Annual Total Returns, 10 Years [Percent]	7.22%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | Freedom2035PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Freedom 2035 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(17.89%)
Average Annual Total Returns, 5 Years [Percent]	5.12%
Average Annual Total Returns, 10 Years [Percent]	8.11%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | Freedom2040PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Freedom 2040 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(18.41%)
Average Annual Total Returns, 5 Years [Percent]	5.62%
Average Annual Total Returns, 10 Years [Percent]	8.44%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | Freedom2045PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Freedom 2045 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(18.42%)
Average Annual Total Returns, 5 Years [Percent]	5.63%
Average Annual Total Returns, 10 Years [Percent]	8.51%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | Freedom2050PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Freedom 2050 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(18.47%)
Average Annual Total Returns, 5 Years [Percent]	5.61%
Average Annual Total Returns, 10 Years [Percent]	8.53%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | Freedom2055PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Freedom 2055 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(18.46%)
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | Freedom2060PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Freedom 2060 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(18.38%)
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | FrontierMidCapGrowthPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Frontier Mid Cap Growth Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Frontier Capital Management Company, LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(28.15%)
Average Annual Total Returns, 5 Years [Percent]	6.39%
Average Annual Total Returns, 10 Years [Percent]	10.57%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | HarrisOakmarkInternationalPortfolioClassEMember
Prospectus:
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Harris Oakmark International Portfolio* - Class E
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Harris Associates L.P.
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(15.93%)
Average Annual Total Returns, 5 Years [Percent]	(1.85%)
Average Annual Total Returns, 10 Years [Percent]	4.25%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | InvescoGlobalEquityPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Name [Text Block]	Invesco Global Equity Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	(31.70%)
Average Annual Total Returns, 5 Years [Percent]	3.03%
Average Annual Total Returns, 10 Years [Percent]	8.05%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | InvescoSmallCapGrowthPortfolioClassEMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Invesco Small Cap Growth Portfolio* - Class E
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(35.11%)
Average Annual Total Returns, 5 Years [Percent]	4.33%
Average Annual Total Returns, 10 Years [Percent]	9.94%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | JennisonGrowthPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Jennison Growth Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	(38.87%)
Average Annual Total Returns, 5 Years [Percent]	8.40%
Average Annual Total Returns, 10 Years [Percent]	13.05%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | LoomisSaylesGlobalAllocationPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Loomis Sayles Global Allocation Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(23.30%)
Average Annual Total Returns, 5 Years [Percent]	3.95%
Average Annual Total Returns, 10 Years [Percent]	6.73%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | LoomisSaylesGrowthPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Loomis Sayles Growth Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	(27.86%)
Average Annual Total Returns, 5 Years [Percent]	5.54%
Average Annual Total Returns, 10 Years [Percent]	10.34%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | LoomisSaylesSmallCapCorePortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Loomis Sayles Small Cap Core Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(15.06%)
Average Annual Total Returns, 5 Years [Percent]	5.32%
Average Annual Total Returns, 10 Years [Percent]	9.89%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | LoomisSaylesSmallCapGrowthPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Loomis Sayles Small Cap Growth Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(22.96%)
Average Annual Total Returns, 5 Years [Percent]	7.75%
Average Annual Total Returns, 10 Years [Percent]	11.62%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | MetLifeAggregateBondIndexPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	MetLife Aggregate Bond Index Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	(13.09%)
Average Annual Total Returns, 5 Years [Percent]	(0.18%)
Average Annual Total Returns, 10 Years [Percent]	0.82%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | MetLifeMidCapStockIndexPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	MetLife Mid Cap Stock Index Portfolio - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	(13.26%)
Average Annual Total Returns, 5 Years [Percent]	6.45%
Average Annual Total Returns, 10 Years [Percent]	10.51%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | MetLifeMSCIEAFEIndexPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	MetLife MSCI EAFE® Index Portfolio - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	(14.47%)
Average Annual Total Returns, 5 Years [Percent]	1.40%
Average Annual Total Returns, 10 Years [Percent]	4.39%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | MetLifeRussell2000IndexPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	MetLife Russell 2000® Index Portfolio - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.31%
Average Annual Total Returns, 1 Year [Percent]	(20.23%)
Average Annual Total Returns, 5 Years [Percent]	4.09%
Average Annual Total Returns, 10 Years [Percent]	9.00%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | MetLifeStockIndexPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	MetLife Stock Index Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	(18.30%)
Average Annual Total Returns, 5 Years [Percent]	9.16%
Average Annual Total Returns, 10 Years [Percent]	12.28%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | MFSResearchInternationalPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	MFS® Research International Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(17.30%)
Average Annual Total Returns, 5 Years [Percent]	3.08%
Average Annual Total Returns, 10 Years [Percent]	5.02%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | MFSValuePortfolioClassEMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	MFS® Value Portfolio* - Class E
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(6.10%)
Average Annual Total Returns, 5 Years [Percent]	7.36%
Average Annual Total Returns, 10 Years [Percent]	11.12%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | MorganStanleyDiscoveryPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Morgan Stanley Discovery Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Inc.
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(62.47%)
Average Annual Total Returns, 5 Years [Percent]	5.73%
Average Annual Total Returns, 10 Years [Percent]	8.62%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | NeubergerBermanGenesisPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Neuberger Berman Genesis Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(19.15%)
Average Annual Total Returns, 5 Years [Percent]	7.70%
Average Annual Total Returns, 10 Years [Percent]	10.74%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | PIMCOInflationProtectedBondPortfolioClassEMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	PIMCO Inflation Protected Bond Portfolio - Class E
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(11.73%)
Average Annual Total Returns, 5 Years [Percent]	1.95%
Average Annual Total Returns, 10 Years [Percent]	0.84%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | PIMCOTotalReturnPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	PIMCO Total Return Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	(14.34%)
Average Annual Total Returns, 5 Years [Percent]	0.04%
Average Annual Total Returns, 10 Years [Percent]	1.07%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | SSGAGrowthandIncomeETFPortfolioClassEMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	SSGA Growth and Income ETF Portfolio - Class E
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	(15.26%)
Average Annual Total Returns, 5 Years [Percent]	3.45%
Average Annual Total Returns, 10 Years [Percent]	5.52%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | SSGAGrowthETFPortfolioClassEMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	SSGA Growth ETF Portfolio - Class E
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(15.78%)
Average Annual Total Returns, 5 Years [Percent]	4.24%
Average Annual Total Returns, 10 Years [Percent]	6.75%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | TRowePriceLargeCapGrowthPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	T. Rowe Price Large Cap Growth Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	(40.46%)
Average Annual Total Returns, 5 Years [Percent]	4.93%
Average Annual Total Returns, 10 Years [Percent]	11.29%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | TRowePriceMidCapGrowthPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	T. Rowe Price Mid Cap Growth Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(22.33%)
Average Annual Total Returns, 5 Years [Percent]	7.44%
Average Annual Total Returns, 10 Years [Percent]	12.18%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | TRowePriceSmallCapGrowthPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	T. Rowe Price Small Cap Growth Portfolio - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	(22.15%)
Average Annual Total Returns, 5 Years [Percent]	6.11%
Average Annual Total Returns, 10 Years [Percent]	11.35%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | VictorySycamoreMidCapValuePortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Victory Sycamore Mid Cap Value Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Victory Capital Management, Inc.
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	(2.45%)
Average Annual Total Returns, 5 Years [Percent]	10.12%
Average Annual Total Returns, 10 Years [Percent]	10.43%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | WesternAssetManagementStrategicBondOpportunitiesPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	Western Asset Management Strategic Bond Opportunities Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company, LLC(Legg Mason)
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(16.66%)
Average Annual Total Returns, 5 Years [Percent]	0.18%
Average Annual Total Returns, 10 Years [Percent]	2.19%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | WesternAssetManagementUSGovernmentPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	Western Asset Management U.S. Government Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company, LLC(Legg Mason)
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	(9.01%)
Average Annual Total Returns, 5 Years [Percent]	0.19%
Average Annual Total Returns, 10 Years [Percent]	0.68%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | BrighthouseWellingtonCoreEquityOpportunitiesPortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Brighthouse/Wellington Core Equity Opportunities Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | MFSTotalReturnPortfolioClassEMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	MFS® Total Return Portfolio* - Class E
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(9.77%)
Average Annual Total Returns, 5 Years [Percent]	5.03%
Average Annual Total Returns, 10 Years [Percent]	7.23%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | TheEquityGeneratorMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	The Equity Generator®:
Purpose of Benefit [Text Block]	An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to any one Division based on your selection.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Benefit limits available investment options.•If your Fixed Interest Account Balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.Name of Benefit*PurposeIs BenefitStandard orOptional?Maximum FeeBrief Description ofRestrictions/Limitations
Name of Benefit [Text Block]	The Equity Generator®:
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | LoansMember
Prospectus:
Other Transaction Fee, Maximum [Dollars]	$ 75
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	This fee may be waived for certain groups.
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | TheEqualizerMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	The Equalizer SM:
Purpose of Benefit [Text Block]	You start with equal amounts of money in the Fixed Interest Account and your choice of either the MetLife Stock Index Division or the Frontier Mid Cap Growth Division. Each quarter, amounts are transferred between the Fixed Interest Account and your chosen Division to make the value of each equal.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Benefit limits available investment options.
Name of Benefit [Text Block]	The Equalizer SM:
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | TheRebalancerMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	The Rebalancer®:
Purpose of Benefit [Text Block]	You select a specific asset allocation for your entire Account Balance from among the Divisions and the Fixed Interest Account, if available. Each quarter we transfer amounts among these options to bring the percentage of your Account Balance in each option back to your original allocation.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•In the future, we may permit You to allocate less than 100% of your Account Balance to this strategy.Name of Benefit*PurposeIs BenefitStandard orOptional?Maximum FeeBrief Description ofRestrictions/Limitations
Name of Benefit [Text Block]	The Rebalancer®:
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | TheIndexSelectorMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	The Index Selector®:
Purpose of Benefit [Text Block]	You may select one of five asset allocation models which are designed to correlate to various risk tolerance levels. Each quarter the percentage in each of the Divisions in which the model invests and any Fixed Interest Account is brought back to the selected model percentage by transferring amounts among the Divisions and any Fixed Interest Account.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Benefit limits available investment options.
Name of Benefit [Text Block]	The Index Selector®:
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | TheAllocatorMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	The Allocator SM:
Purpose of Benefit [Text Block]	Each month, a dollar amount You choose is transferred from the Fixed Interest Account to any of the Divisions You choose. You select the day of the month and the number of months over which the transfers will occur.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Minimum periodic transfer of $50 is required.•Once your Fixed Interest Account Balance is exhausted, the strategy is discontinued.
Name of Benefit [Text Block]	The Allocator SM:
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | WaiverMonthlyDeductionsRiderMember
Prospectus:
Other Transaction Fee, Maximum [Dollars]	$ 350
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | PremiumTaxMember
Prospectus:
Other Transaction Fee (of Other Amount), Maximum [Percent]	3.50%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Guarantees that the death benefit will not be less than the greatest of (1) your Account Value; (2) Your highest Account Value as of December 31 following the end of your fifth Contract Year and at the end of every other five year period. In any case, less any later partial withdrawals, fees and charges; or (3) the total of all of your purchase payments less any partial withdrawals (including any applicable Early Withdrawal Charge).
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Withdrawals could significantly reduce the benefit.
Name of Benefit [Text Block]	Standard Death Benefit
Operation of Benefit [Text Block]	Death Benefit One of the insurance guarantees we provide You under your Deferred Annuity is that your Beneficiaries will be protected during the “pay-in” phase against market downturns. You name your Beneficiary(ies) for TSA and 403(a) Deferred Annuities. Your Beneficiary under a PEDC Deferred Annuity is the trustee or employer. Under an allocated Keogh Deferred Annuity the death benefit is paid to the plan’s trustee. (There is no death benefit for the unallocated Keogh Deferred Annuity.) If You die during the pay-in phase, the death benefit the Beneficiary receives will be the greatest of: •Your Account Value;•Your highest Account Value as of December 31 following the end of your fifth Contract Year and at the end of every other five year period. In any case, less any later partial withdrawals, fees and charges; or•The total of all of your purchase payments less any partial withdrawals (including any applicable Early Withdrawal Charge).In each case, we deduct the amount of any outstanding loans from the death benefit. For the allocated Keogh Deferred Annuity, your death benefit under the Deferred Annuity will be no more than your Account Value. The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method. If we are notified of your death before any requested transaction is completed (including transactions under automated investment strategies, the minimum distribution program and the Systematic Withdrawal Program), we will cancel the request. As described above, the death benefit will be determined when we receive proof of death and an election for the payment method. Until the Beneficiary (or each Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Divisions and is subject to investment risk. Where there are multiple Beneficiaries, the death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the Contract an amount equal to the difference between the death benefit payable and the Account Value in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Divisions and/or Fixed Interest Account until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit. Any death benefit amounts held in the Divisions on behalf of the remaining Beneficiaries are subject to investment risk. There is no additional death benefit guarantee. Your Beneficiary has the option to apply the death benefit (less any applicable premium and other taxes) to a pay-out option offered under your Deferred Annuity. Your Beneficiary may, however, decide to take the payment in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds, or under other settlement options that we may make available. There is no death benefit after the pay-out phase begins, however, depending on the pay-out option you select, any remaining guarantee will be paid to your Beneficiary.Total Control Account The Beneficiary may elect to have the Contract’s death proceeds paid through a settlement option called the Total Control Account, subject to our current established administrative procedures and requirements. The Total Control Account is an interest-bearing account through which the Beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate. You may also elect to have any Contract surrender proceeds paid into a Total Control Account established for You. Assets backing the Total Control Account are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because we bear the investment experience of the assets backing the Total Control Account, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.